UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-03416
THE CALVERT FUND
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
John H. Streur
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: Third quarter ended June 30, 2016

Item 1. Schedule of Investments.

CALVERT INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2016 (Unaudited)

Item 2. Controls and Procedures.
(a)    The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
Filed herewith.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CALVERT FUND
By:    /s/ John H. Streur
John H. Streur
President -- Principal Executive Officer
Date:    August [__], 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Streur
John H. Streur
President -- Principal Executive Officer
Date:    August [__], 2016

/s/ Vicki L. Benjamin
Vicki L. Benjamin
Treasurer-- Principal Financial Officer
Date:    August [__], 2016

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 22.4%

Asset-Backed - Automobile - 0.7%
Skopos Auto Receivables Trust:
Series 2015-2A, Class A, 3.55%, 2/15/20 (a)	2,037,871	2,035,733
Series 2015-1A, Class A, 3.10%, 12/15/23 (a)	819,244	816,704
Series 2015-1A, Class B, 5.43%, 12/15/23 (a)	1,500,000	1,479,738
		4,332,175

Asset-Backed - Other - 21.1%
American Homes 4 Rent, Series 2014-SFR1, Class F, 3.684%, 6/17/31 (a)(b)	3,000,000	2,863,589
Apidos CLO XX, Series 2015-20A, Class C, 4.333%, 1/16/27 (a)(b)	1,600,000	1,490,272
Apidos CLO XXI, Series 2015-21A:
Class C, 4.183%, 7/18/27 (a)(b)	1,200,000	1,091,803
Class D, 6.183%, 7/18/27 (a)(b)	1,500,000	1,229,930
CAM Mortgage LLC, Series 2015-1, Class M, 4.75%, 7/15/64 (a)(b)	7,500,000	7,368,003
Citi Held For Asset Issuance:
Series 2015-PM2, Class B, 4.00%, 3/15/22 (a)	3,400,000	3,367,262
Series 2015-PM3, Class B, 4.31%, 5/16/22 (a)	2,800,000	2,783,594
Series 2016-MF1, Class A, 4.48%, 8/15/22 (a)	3,904,118	3,952,537
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2, 4.474%, 3/20/43 (a)	8,799,063	8,806,047
Conn's Receivables Funding LLC:
Series 2016-A, Class A, 4.68%, 4/16/18 (a)	2,259,075	2,268,869
Series 2016-A, Class B, 8.96%, 8/15/18 (a)	1,900,000	1,911,755
Series 2015-A, Class A, 4.565%, 9/15/20 (a)	1,259,236	1,258,687
Series 2015-A, Class B, 8.50%, 9/15/20 (a)	1,800,000	1,776,586
Consumer Credit Origination Loan Trust, Series 2015-1:
Class A, 2.82%, 3/15/21 (a)	2,558,149	2,558,091
Class B, 5.21%, 3/15/21 (a)	1,500,000	1,467,406
Driven Brands Funding LLC, Class A2:
Series 2015-1A, 5.216%, 7/20/45 (a)	2,786,000	2,784,797
Series 2016-1A, 6.125%, 7/20/46 (a)	3,650,000	3,679,390
Dryden 33 Senior Loan Fund, Series 2014-33A, Class D, 4.278%, 7/15/26 (a)(b)	2,350,000	2,169,722
Dryden 40 Senior Loan Fund, Series 2015-40A, Class D, 4.326%, 8/15/28 (a)(b)	1,750,000	1,627,201
Eagle I Ltd., Series 2014-1A, Class A1, 2.57%, 12/15/39 (a)	2,500,000	2,462,500

See notes to Schedule of Investments

Element Rail Leasing I LLC, Series 2014-1A:
Class A1, 2.299%, 4/19/44 (a)	939,640	911,355
Class A2, 3.668%, 4/19/44 (a)	2,700,000	2,645,032
Class B1, 4.406%, 4/19/44 (a)	2,783,000	2,651,566
Element Rail Leasing II LLC, Series 2015-1A, Class A2, 3.585%, 2/19/45 (a)	3,900,000	3,753,656
FRS I LLC, Series 2013-1A, Class A2, 3.08%, 4/15/43 (a)	5,948,072	5,840,385
GCAT LLC, Series 2015-1, Class A2, 4.75%, 5/26/20 (a)(b)	3,342,919	3,183,346
GLC II Trust, Series 2014-A, Class A, 4.00%, 12/18/20 (a)	1,056,154	1,038,727
GLC Trust, Series 2014-A, Class A, 3.00%, 7/15/21 (a)	1,069,423	1,052,312
GMAT Trust, Series 2015-1A, Class A1, 4.25%, 9/25/20 (a)(b)	1,482,414	1,481,191
Invitation Homes Trust:
Series 2013-SFR1, Class B, 1.801%, 12/17/30 (a)(b)	300,000	296,360
Series 2013-SFR1, Class C, 2.301%, 12/17/30 (a)(b)	2,000,000	1,971,577
Series 2014-SFR1, Class C, 2.546%, 6/17/31 (a)(b)	2,500,000	2,482,246
Series 2014-SFR1, Class E, 3.696%, 6/17/31 (a)(b)	3,000,000	2,912,057
Series 2015-SFR2, Class F, 4.147%, 6/17/32 (a)(b)	1,750,000	1,668,187
Madison Park Funding XVII Ltd., Series 2015-17A, Class D, 4.085%, 7/21/27 (a)(b)	4,350,000	4,010,961
Magnetite VI Ltd., Series 2012-6A, Class ER, 6.203%, 9/15/23 (a)(b)	2,500,000	2,258,460
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)	5,983,388	5,990,016
Series 2014-1A, Class B, 3.24%, 6/18/24 (a)	3,800,000	3,803,245
Series 2015-2A, Class A, 2.57%, 7/18/25 (a)	2,200,000	2,199,349
PennyMac LLC, Series 2015-NPL1, Class A1, 4.00%, 3/25/55 (a)(b)	2,022,079	2,012,909
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (a)	1,731,290	1,721,892
RMAT LLC, Series 2015-NPL1, Class A1, 3.75%, 5/25/55 (a)(b)	1,444,303	1,431,290
Selene Non-Performing Loans LLC, Series 2014-1A, Class A, 2.981%, 5/25/54 (a)(b)	1,078,446	1,071,041
STORE Master Funding LLC, Series 2014-1A, Class A1, 4.21%, 4/20/44 (a)	2,869,792	2,880,065
TAL Advantage V LLC, Class B:
Series 2014-2A, 3.97%, 5/20/39 (a)	791,667	742,525
Series 2014-3A, 4.15%, 11/21/39 (a)	841,667	793,702
VB-S1 Issuer LLC, Series 2016-1A, Class C, 3.065%, 6/15/46 (a)	1,350,000	1,371,315
VOLT XIX LLC, Series 2014-NP11, Class A1, 3.875%, 4/25/55 (a)(b)	2,071,070	2,069,069
VOLT XXVII LLC, Series 2014-NPL7:
Class A1, 3.375%, 8/27/57 (a)(b)	833,599	828,507
Class A2, 4.75%, 8/27/57 (a)(b)	793,987	767,213

See notes to Schedule of Investments

Wendys Funding LLC, Series 2015-1A:
Class A2I, 3.371%, 6/15/45 (a)	6,352,000	6,386,936
Class A2II, 4.08%, 6/15/45 (a)	1,637,625	1,688,228
		130,832,761

Asset-Backed - Student Loan - 0.6%
Navient Student Loan Trust, Series 2015-1, Class B, 1.953%, 7/25/52 (b)	1,200,000	1,017,229
SLM Private Education Loan Trust, Series 2013-B, Class B, 3.00%, 5/16/44 (a)	2,700,000	2,657,682
		3,674,911

Total Asset-Backed Securities (Cost $140,849,364)		138,839,847

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 1.9%
Bellemeade Re Ltd., BMIR 2015-1A M2, 4.746%, 7/25/25 (a)(b)	2,000,000	2,011,004
Fannie Mae Connecticut Avenue Securities:
CAS 2014-C02 1M2, 3.053%, 5/25/24 (b)	1,900,000	1,737,345
CAS 2014-C03 2M2, 3.353%, 7/25/24 (b)	1,500,000	1,410,114
Freddie Mac Structured Agency Credit Risk Debt Notes:
STACR 2015-HQ2 B, 8.403%, 5/25/25 (b)	796,346	795,347
STACR 2015-DNA2 M3, 4.346%, 12/25/27 (b)	2,363,000	2,408,770
STACR 2015-HQA2 M2, 3.253%, 5/25/28 (b)	1,250,000	1,279,941
LSTAR Securities Investment Trust, Series 2015-6, Class A, 2.457%, 5/1/20 (a)(b)	1,671,560	1,643,459
Wedgewood Real Estate Trust, Series 2016-1, Class A2, 5.00%, 7/15/46 (a)(b)	618,000	615,361

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $12,038,364)		11,901,341

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.9%
Bear Stearns Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, 3.342%, 5/15/32 (a)(b)	800,000	763,324
Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class E, 3.842%, 9/15/27 (a)(b)	2,800,000	2,660,220
CSMC Trust, Series 2014-USA, Class B, 4.185%, 9/15/37 (a)	1,800,000	1,923,371
EQTY INNS Mortgage Trust, Series 2014-INNS:
Class E, 3.898%, 5/8/31 (a)(b)	5,100,000	4,882,907
Class F, 4.348%, 5/8/31 (a)(b)	1,000,000	926,778
Extended Stay America Trust, Series 2013-ESH7:
Class B7, 3.604%, 12/5/31	2,970,000	2,981,586
Class D7, 4.171%, 12/5/31 (a)(b)	7,585,000	7,620,315

See notes to Schedule of Investments

Hilton USA Trust:
Class DFL, 3.213%, 11/5/30 (a)(b)	1,541,414	1,540,419
Class CFX, 3.714%, 11/5/30 (a)	1,600,000	1,608,872
Class EFX, 4.602%, 11/5/30 (a)(b)	5,325,000	5,358,451
Hyatt Hotel Portfolio Trust, Series 2015-HYT, Class F, 3.932%, 11/15/29 (a)(b)	400,000	371,910
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class D, 3.771%, 6/10/27 (a)	2,200,000	2,269,229
Series 2014-DSTY, Class C, 3.931%, 6/10/27 (a)(b)	1,500,000	1,514,643
Series 2014-INN, Class E, 4.042%, 6/15/29 (a)(b)	3,500,000	3,341,936
Morgan Stanley Capital I Trust, Series 2014-CPT, Class F, 3.56%, 7/13/29 (a)(b)	1,700,000	1,619,635
Motel 6 Trust, Series 2015-MTL6, Class E, 5.279%, 2/5/30 (a)	7,000,000	6,855,694
ORES NPL LLC, Series 2014-LV3, Class B, 6.00%, 3/27/24 (a)	4,900,000	4,900,000
VFC LLC, Series 2014-2, Class B, 5.50%, 7/20/30 (a)	2,719,011	2,698,602
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class D, 3.497%, 8/15/47 (a)	1,400,000	991,019

Total Commercial Mortgage-Backed Securities (Cost $55,702,561)		54,828,911

CORPORATE BONDS - 55.8%

Basic Materials - 1.3%
LYB International Finance BV, 5.25%, 7/15/43	1,000,000	1,093,481
Methanex Corp., 5.65%, 12/1/44	3,275,000	2,717,880
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	2,300,000	2,351,370
Solvay Finance America LLC, 4.45%, 12/3/25 (a)	2,000,000	2,140,930
		8,303,661

Communications - 7.2%
AT&T, Inc.:
4.125%, 2/17/26	4,200,000	4,511,783
5.65%, 2/15/47	5,100,000	5,840,571
CBS Corp., 4.60%, 1/15/45	1,825,000	1,808,770
Comcast Corp., 3.15%, 3/1/26	2,500,000	2,660,970
Crown Castle Towers LLC, 3.222%, 5/15/42 (a)	800,000	831,500
Frontier Communications Corp., 10.50%, 9/15/22	3,660,000	3,872,738
NBCUniversal Media LLC, 4.45%, 1/15/43	2,800,000	3,134,692
Sprint Communications, Inc.:
6.00%, 12/1/16	2,723,000	2,740,019
8.375%, 8/15/17	1,000,000	1,024,100
Telefonica Emisiones SAU, 3.192%, 4/27/18	2,000,000	2,053,560

See notes to Schedule of Investments

Thomson Reuters Corp., 3.35%, 5/15/26	650,000	664,425
Time Warner, Inc.:
3.55%, 6/1/24	1,500,000	1,593,594
4.90%, 6/15/42	1,500,000	1,611,230
Verizon Communications, Inc.:
2.45%, 11/1/22	2,860,000	2,885,483
3.50%, 11/1/24	2,710,000	2,882,174
4.862%, 8/21/46	6,050,000	6,613,176
		44,728,785

Consumer, Cyclical - 9.1%
American Airlines Pass-Through Trust:
7.00%, 7/31/19 (a)	2,608,675	2,719,544
5.60%, 1/15/22 (a)	1,823,571	1,878,278
5.25%, 7/15/25	1,840,000	1,918,200
CVS Health Corp.:
3.875%, 7/20/25	1,594,000	1,753,363
5.125%, 7/20/45	1,900,000	2,357,094
CVS Pass-Through Trust, 6.036%, 12/10/28	2,871,903	3,258,947
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	825,000	825,000
Ford Motor Co., 4.75%, 1/15/43	750,000	793,862
Ford Motor Credit Co. LLC:
3.157%, 8/4/20	2,920,000	3,027,500
3.219%, 1/9/22	1,000,000	1,024,338
4.134%, 8/4/25	5,720,000	6,132,704
Home Depot, Inc. (The):
3.00%, 4/1/26	3,000,000	3,188,316
4.20%, 4/1/43	1,000,000	1,122,319
4.40%, 3/15/45	600,000	695,270
Johnson Controls, Inc., 4.625%, 7/2/44	2,275,000	2,402,957
Kohl's Corp., 4.25%, 7/17/25	2,520,000	2,526,887
Latam Airlines Pass-Through Trust A, 4.20%, 8/15/29 (a)	1,395,483	1,276,169
Latam Airlines Pass-Through Trust B, 4.50%, 8/15/25 (a)	1,361,791	1,194,972
Lowe's Cos., Inc.:
2.50%, 4/15/26	700,000	712,953
3.70%, 4/15/46	650,000	668,319
New Albertsons, Inc., 7.75%, 6/15/26	1,300,000	1,267,500
Newell Brands, Inc.:
3.85%, 4/1/23	1,975,000	2,094,821
4.20%, 4/1/26	2,000,000	2,168,102
Norwegian Air Shuttle ASA Pass-Through Trust, 4.875%, 11/10/29 (a)	1,050,000	1,053,938

See notes to Schedule of Investments

Starbucks Corp., 2.45%, 6/15/26	3,000,000	3,046,587
Virgin Australia Trust, 6.00%, 4/23/22 (a)	1,973,491	2,008,028
Walgreens Boots Alliance, Inc.:
3.45%, 6/1/26	1,935,000	1,986,355
4.65%, 6/1/46	2,450,000	2,612,979
Whirlpool Corp., 4.50%, 6/1/46	600,000	628,448
		56,343,750

Consumer, Non-cyclical - 6.7%
Amgen, Inc.:
3.625%, 5/22/24	1,000,000	1,072,943
4.663%, 6/15/51 (a)	1,736,000	1,813,795
AstraZeneca plc:
3.375%, 11/16/25	1,725,000	1,808,395
4.375%, 11/16/45	1,025,000	1,117,903
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	2,555,000	2,705,776
Express Scripts Holding Co., 4.80%, 7/15/46	600,000	599,200
Gilead Sciences, Inc., 3.70%, 4/1/24	1,000,000	1,082,866
Grupo Bimbo SAB de CV:
4.50%, 1/25/22 (a)	2,000,000	2,165,894
4.875%, 6/27/44 (a)	1,250,000	1,230,795
Harland Clarke Holdings Corp., 9.75%, 8/1/18 (a)	1,000,000	1,015,000
Kraft Heinz Foods Co.:
3.00%, 6/1/26 (a)	1,250,000	1,260,223
5.20%, 7/15/45 (a)	1,500,000	1,776,237
4.375%, 6/1/46 (a)	1,250,000	1,321,903
Kroger Co. (The), 3.85%, 8/1/23	1,900,000	2,085,126
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (a)	8,000,000	8,660,000
Life Technologies Corp., 6.00%, 3/1/20	4,000,000	4,514,136
Massachusetts Institute of Technology, 3.959%, 7/1/38	500,000	570,585
Mead Johnson Nutrition Co., 4.125%, 11/15/25	1,450,000	1,581,593
MEDNAX, Inc., 5.25%, 12/1/23 (a)	1,625,000	1,645,312
Perrigo Finance Unlimited Co., 4.375%, 3/15/26	1,000,000	1,041,502
Prospect Medical Holdings, Inc., 8.375%, 5/1/19 (a)	1,000,000	1,040,000
SUPERVALU, Inc., 6.75%, 6/1/21	1,445,000	1,213,771
		41,322,955

Energy - 4.0%
Enterprise Products Operating LLC, 7.034%, 1/15/18 floating rate thereafter to 1/15/68 (b)	12,115,000	12,769,137

See notes to Schedule of Investments

Williams Partners LP:
3.60%, 3/15/22	3,400,000	3,220,997
3.90%, 1/15/25	2,000,000	1,817,894
Williams Partners LP / ACMP Finance Corp., 4.875%, 3/15/24	7,250,000	6,953,678
		24,761,706

Financial - 21.0%
Ally Financial, Inc., 6.25%, 12/1/17	2,275,000	2,383,062
American International Group, Inc., 3.30%, 3/1/21	575,000	594,035
American Tower Corp.:
3.45%, 9/15/21	1,000,000	1,040,862
3.375%, 10/15/26	3,400,000	3,417,687
Bank of America Corp.:
2.625%, 4/19/21	4,050,000	4,112,115
6.10%, 3/17/25 floating rate thereafter to 12/29/49 (b)	1,150,000	1,167,250
3.875%, 8/1/25	8,040,000	8,528,920
3.50%, 4/19/26	1,000,000	1,033,388
4.25%, 10/22/26	8,955,000	9,287,123
Bank of America NA:
5.30%, 3/15/17	4,500,000	4,621,351
6.10%, 6/15/17	5,000,000	5,213,555
Capital One Bank, 3.375%, 2/15/23	4,600,000	4,698,445
Capital One Financial Corp., 4.20%, 10/29/25	1,675,000	1,721,970
Capital One NA, 2.35%, 8/17/18	2,000,000	2,027,948
CIT Group, Inc.:
4.25%, 8/15/17	1,125,000	1,145,813
5.25%, 3/15/18	4,150,000	4,275,662
Citigroup, Inc.:
2.50%, 9/26/18	3,000,000	3,059,460
2.05%, 6/7/19	950,000	956,539
5.95%, 8/15/20 floating rate thereafter to 12/29/49 (b)	500,000	487,138
2.65%, 10/26/20	660,000	671,631
6.125%, 11/15/20 floating rate thereafter to 12/29/49 (b)(c)	990,000	1,004,850
5.90%, 2/15/23 floating rate thereafter to 12/29/49 (b)	1,440,000	1,418,400
4.60%, 3/9/26	7,750,000	8,216,403
6.25%, 8/15/26 floating rate thereafter to 12/29/49 (b)	1,350,000	1,387,125
4.45%, 9/29/27	5,835,000	6,010,698
4.75%, 5/18/46	2,300,000	2,308,059
Credit Acceptance Corp.:
6.125%, 2/15/21	2,100,000	2,000,250
7.375%, 3/15/23	1,300,000	1,248,000

See notes to Schedule of Investments

Crown Castle International Corp.:
4.45%, 2/15/26	1,375,000	1,492,748
3.70%, 6/15/26	2,000,000	2,063,382
DDR Corp., 4.75%, 4/15/18	3,000,000	3,129,996
Discover Bank, 7.00%, 4/15/20	2,500,000	2,847,255
Doric Nimrod Air Alpha Ltd. Pass-Through Trust, 6.125%, 11/30/21 (a)	497,271	511,692
ERP Operating LP, 4.625%, 12/15/21	598,000	675,275
First Horizon National Corp., 3.50%, 12/15/20	800,000	807,326
Huntington National Bank (The), 2.20%, 11/6/18	1,000,000	1,012,242
iStar, Inc., 4.00%, 11/1/17	1,200,000	1,180,500
MetLife, Inc., 4.05%, 3/1/45	900,000	886,597
Morgan Stanley:
6.25%, 8/28/17	2,900,000	3,056,884
2.80%, 6/16/20	5,500,000	5,635,338
4.00%, 7/23/25	1,515,000	1,622,245
5.00%, 11/24/25	6,550,000	7,170,881
3.95%, 4/23/27	1,100,000	1,112,430
Prudential Financial, Inc., 4.60%, 5/15/44	1,000,000	1,073,616
Regions Financial Corp., 3.20%, 2/8/21	3,600,000	3,705,473
Wells Fargo & Co.:
2.50%, 3/4/21	3,000,000	3,076,308
3.00%, 4/22/26	3,525,000	3,593,212
4.40%, 6/14/46	1,540,000	1,568,977
		130,260,116

Industrial - 3.5%
Cemex SAB de CV, 6.50%, 12/10/19 (a)	1,000,000	1,066,250
Coveris Holding Corp., 10.00%, 6/1/18 (a)	1,550,000	1,550,000
Coveris Holdings SA, 7.875%, 11/1/19 (a)	1,500,000	1,456,875
Fortive Corp.:
3.15%, 6/15/26 (a)	1,775,000	1,826,722
4.30%, 6/15/46 (a)	500,000	531,298
General Electric Co., 4.50%, 3/11/44	2,000,000	2,307,958
Illinois Tool Works, Inc., 3.90%, 9/1/42	2,000,000	2,150,182
Kansas City Southern, 3.125%, 6/1/26	800,000	817,619
Masco Corp.:
4.45%, 4/1/25	850,000	879,835
4.375%, 4/1/26	1,000,000	1,031,490
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22 (a)	3,000,000	3,059,379
Pentair Finance SA, 3.625%, 9/15/20	1,780,000	1,824,730
SBA Tower Trust, 2.877%, 7/15/46 (a)	1,600,000	1,617,552

See notes to Schedule of Investments

Thermo Fisher Scientific, Inc., 4.15%, 2/1/24	1,200,000	1,309,674
		21,429,564

Technology - 2.8%
Apple, Inc.:
3.25%, 2/23/26	1,000,000	1,061,576
3.45%, 2/9/45	1,000,000	939,652
Broadridge Financial Solutions, Inc., 3.40%, 6/27/26	1,500,000	1,516,199
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
4.42%, 6/15/21 (a)	1,104,000	1,136,315
6.02%, 6/15/26 (a)	3,675,000	3,831,140
Hewlett Packard Enterprise Co., 2.85%, 10/5/18 (a)	1,090,000	1,116,225
Microsoft Corp.:
3.125%, 11/3/25	1,050,000	1,124,577
4.45%, 11/3/45	600,000	676,590
Oracle Corp.:
2.95%, 5/15/25	1,200,000	1,247,148
2.65%, 7/15/26	1,600,000	1,604,014
4.125%, 5/15/45	1,600,000	1,649,269
4.00%, 7/15/46	1,200,000	1,209,844
		17,112,549

Utilities - 0.2%
Consolidated Edison Co. of New York, Inc., 4.50%, 12/1/45	900,000	1,022,941

Total Corporate Bonds (Cost $326,125,473)		345,286,027

FLOATING RATE LOANS (d) - 2.2%

Consumer, Cyclical - 2.2%
Albertson's LLC, 4.50%, 8/25/21 (b)	4,500,000	4,489,452
Kraton Polymers LLC, 6.00%, 1/6/22 (b)	4,575,000	4,497,225
Varsity Brands, Inc., 5.00%, 12/11/21 (b)	4,555,787	4,534,147
		13,520,824

Financial - 0.0%
Alliance Mortgage Investments Term Loan, 12.61%, 6/1/10 *(b)(e)(f)(g)	3,077,944	34,781

Total Floating Rate Loans (Cost $16,292,817)		13,555,605

See notes to Schedule of Investments

SOVEREIGN GOVERNMENT BOND - 0.4%
Nacional Financiera SNC, 3.375%, 11/5/20 (a)	2,700,000	2,751,300

Total Sovereign Government Bonds (Cost $2,695,779)		2,751,300

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.0%
Premier Aircraft Leasing EXIM 1 Ltd., 3.547%, 4/10/22	78	83

Total U.S. Government Agencies and Instrumentalities (Cost $78)		83

U.S. TREASURY OBLIGATIONS - 4.1%
United States Treasury Bonds:
3.00%, 11/15/45	12,400,000	14,258,066
2.50%, 2/15/46	1,041,000	1,083,982
United States Treasury Notes:
1.00%, 6/15/19	1,632,000	1,640,096
1.00%, 6/30/21	7,380,000	7,416,612
1.25%, 6/30/23	140,000	140,722
1.625%, 5/15/26	1,099,000	1,112,437

Total U.S. Treasury Obligations (Cost $24,779,328)		25,651,915

	SHARES	VALUE ($)
COMMON STOCKS - 0.1%

Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. *	128,404	408,325

Total Common Stocks (Cost $1,990,262)		408,325

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 5.4%
State Street Bank Time Deposit, 0.293%, 7/1/16	33,582,822	33,582,822

Total Time Deposit (Cost $33,582,822)		33,582,822

See notes to Schedule of Investments

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%
State Street Institutional U.S. Government Money Market Fund, 0.25%	1,024,100	1,024,100

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $1,024,100)		1,024,100

TOTAL INVESTMENTS (Cost $615,080,948) - 101.4%		627,830,276
Other assets and liabilities, net - (1.4%)		(8,956,568)
NET ASSETS - 100.0%		$618,873,708

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $249,427,033, which represents 40.3% of the net assets of the Fund as of June 30, 2016.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on June 30, 2016.
(c) Security, or portion of security, is on loan. Total value of securities on loan is $1,002,203.
(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at June 30, 2016. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(f) Total market value of restricted securities amounts to $34,781, which represents 0.0% of the net assets of the Fund as of June 30, 2016.
(g) This security was valued under the direction of the Board of Trustees. Total market value of fair valued securities amounts to $34,781, which represents 0.0% of the net assets of the Fund as of June 30, 2016.

Abbreviations:
CLO:	Collateralized Loan Obligations
LLC:	Limited Liability Corporation
LP:	Limited Partnership
Ltd.:	Limited
plc:	Public Limited Company

See notes to Schedule of Investments

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
5 Year U.S. Treasury Notes	71	9/16	$8,673,648	$158,519
10 Year U.S. Treasury Notes	9	9/16	1,196,859	28,741
Ultra Long U.S. Treasury Bonds	280	9/16	52,185,000	2,973,797
Total Long				$3,161,057
Short:
2 Year U.S. Treasury Notes	(17)	9/16	(3,728,578)	($8,434)

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments Term Loan, 12.61%, 6/1/10	5/26/05-6/13/07	3,077,944

See notes to Schedule of Investments

CALVERT SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 26.1%

Asset-Backed - Automobile - 2.2%
American Credit Acceptance Receivables Trust, Series 2014-1, Class B, 2.39%, 11/12/19 (a)	1,048,574	1,048,945
Carfinance Capital Auto Trust, Series 2013-2A, Class B, 3.15%, 8/15/19 (a)	4,406,020	4,420,701
CPS Auto Receivables Trust, Class A:
Series 2013-A, 1.31%, 6/15/20 (a)	502,896	498,053
Series 2013-B, 1.82%, 9/15/20 (a)	1,175,557	1,170,941
Credit Acceptance Auto Loan Trust, Series 2015-1A, Class B, 2.61%, 1/17/23 (a)	2,500,000	2,502,447
DT Auto Owner Trust, Series 2015-1A, Class B, 1.88%, 4/15/19 (a)	4,000,000	3,994,012
Flagship Credit Auto Trust, Series 2015-3, Class A, 2.38%, 10/15/20 (a)	3,850,332	3,857,103
Skopos Auto Receivables Trust:
Series 2015-2A, Class A, 3.55%, 2/15/20 (a)	5,434,323	5,428,620
Series 2015-1A, Class A, 3.10%, 12/15/23 (a)	2,109,553	2,103,013
Series 2015-1A, Class B, 5.43%, 12/15/23 (a)	4,000,000	3,945,968
SNAAC Auto Receivables Trust, Series 2013-1A, Class C, 3.07%, 8/15/18 (a)	948,620	949,332
		29,919,135

Asset-Backed - Other - 22.2%
American Homes 4 Rent:
Series 2014-SFR1, Class B, 1.796%, 6/17/31 (a)(b)	2,000,000	1,968,461
Series 2014-SFR1, Class C, 2.196%, 6/17/31 (a)(b)	2,000,000	1,959,295
Series 2014-SFR1, Class D, 2.534%, 6/17/31 (a)(b)	2,920,000	2,864,285
Series 2014-SFR2, Class A, 3.786%, 10/17/36 (a)	145,913	156,526
AVANT Loans Funding Trust, Series 2016-A, Class A, 4.11%, 5/15/19 (a)	2,437,563	2,447,635
Blue Elephant Loan Trust, Series 2015-1, Class A, 3.12%, 12/15/22 (a)	1,143,287	1,140,886
BXG Receivables Note Trust, Series 2015-A, Class A, 2.88%, 5/2/30 (a)	3,603,024	3,645,219
CAM Mortgage LLC, Series 2015-1, Class M, 4.75%, 7/15/64 (a)(b)	7,500,000	7,368,003
Capital Automotive REIT, Series 2010-1A, Class A, 5.73%, 12/15/38 (a)	5,495,198	5,622,668
Citi Held For Asset Issuance:
Series 2015-PM1, Class A, 1.85%, 12/15/21 (a)	5,163,216	5,152,314
Series 2015-PM2, Class A, 2.35%, 3/15/22 (a)	5,300,692	5,295,943
Series 2015-PM3, Class B, 4.31%, 5/16/22 (a)	2,000,000	1,988,282
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2, 4.474%, 3/20/43 (a)	13,389,795	13,400,424
Colony American Homes, Series 2014-2A, Class B, 1.801%, 7/17/31 (a)(b)	6,750,000	6,629,608
Conn's Receivables Funding LLC, Class A:
Series 2016-A, 4.68%, 4/16/18 (a)	5,486,325	5,510,111
Series 2015-A, 4.565%, 9/15/20 (a)	5,332,867	5,330,541

See notes to Schedule of Investments

Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.82%, 3/15/21 (a)	1,841,867	1,841,825
DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/45 (a)	7,900,000	7,973,470
Driven Brands Funding LLC, Series 2015-1A, Class A2, 5.216%, 7/20/45 (a)	6,169,000	6,166,336
Eagle I Ltd., Series 2014-1A, Class A1, 2.57%, 12/15/39 (a)	5,312,500	5,232,812
Element Rail Leasing I LLC, Series 2014-1A, Class A1, 2.299%, 4/19/44 (a)	4,698,198	4,556,777
FRS I LLC, Series 2013-1A:
Class A1, 1.80%, 4/15/43 (a)	2,415,271	2,373,018
Class A2, 3.08%, 4/15/43 (a)	6,756,313	6,633,993
Class B, 3.96%, 4/15/43 (a)	5,980,778	5,960,476
GCAT LLC, Series 2015-1, Class A1, 3.625%, 5/26/20 (a)(b)	8,123,275	8,099,431
GLC II Trust, Series 2014-A, Class A, 4.00%, 12/18/20 (a)	2,040,297	2,006,632
GLC Trust, Series 2014-A, Class A, 3.00%, 7/15/21 (a)	3,585,349	3,527,983
Invitation Homes Trust:
Series 2013-SFR1, Class B, 1.801%, 12/17/30 (a)(b)	1,200,000	1,185,439
Series 2014-SFR1, Class A, 1.446%, 6/17/31 (a)(b)	4,886,195	4,810,681
Series 2014-SFR1, Class B, 1.946%, 6/17/31 (a)(b)	10,000,000	9,847,003
Series 2014-SFR1, Class C, 2.546%, 6/17/31 (a)(b)	15,000,000	14,893,473
Series 2014-SFR1, Class D, 3.046%, 6/17/31 (a)(b)	3,995,000	3,976,957
Series 2014-SFR2, Class B, 2.046%, 9/17/31 (a)(b)	4,000,000	3,968,674
Series 2015-SFR2, Class C, 2.447%, 6/17/32 (a)(b)	2,500,000	2,453,696
Series 2015-SFR2, Class D, 2.747%, 6/17/32 (a)(b)	2,000,000	1,962,434
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)	10,066,646	10,077,797
Series 2014-1A, Class B, 3.24%, 6/18/24 (a)	1,500,000	1,501,281
Series 2014-2A, Class A, 2.47%, 9/18/24 (a)	18,650,000	18,690,498
Series 2015-2A, Class A, 2.57%, 7/18/25 (a)	4,400,000	4,398,698
Series 2015-1A, Class A, 3.19%, 3/18/26 (a)	7,000,000	7,072,090
Progress Residential Trust, Series 2015-SFR2, Class D, 3.684%, 6/12/32 (a)	1,221,000	1,213,477
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (a)	3,953,111	3,931,654
RMAT LLC, Class A1:
Series 2015-1, 4.09%, 7/27/20 (a)(b)	5,178,226	5,153,840
Series 2015-NPL1, 3.75%, 5/25/55 (a)(b)	2,383,100	2,361,628
SBA Tower Trust, Series 2014-1A, Class C, 2.898%, 10/15/44 (a)(b)	7,000,000	7,097,195
Selene Non-Performing Loans LLC, Series 2014-1A, Class A, 2.981%, 5/25/54 (a)(b)	2,120,944	2,106,380

See notes to Schedule of Investments

Sierra Timeshare Receivables Funding LLC:
Series 2013-2A, Class B, 2.92%, 11/20/25 (a)	613,136	614,088
Series 2011-3A, Class B, 4.36%, 7/20/28 (a)	247,598	252,022
Series 2012-1A, Class A, 2.84%, 11/20/28 (a)	1,003,040	1,005,642
Series 2012-1A, Class B, 3.58%, 11/20/28 (a)	2,031,473	2,038,739
Series 2012-3A, Class A, 1.87%, 8/20/29 (a)	1,594,288	1,589,507
Series 2013-1A, Class B, 2.39%, 11/20/29 (a)	472,675	469,214
Series 2014-1A, Class A, 2.07%, 3/20/30 (a)	1,187,590	1,184,946
Series 2014-1A, Class B, 2.42%, 3/20/30 (a)	1,187,590	1,182,030
Series 2013-3A, Class B, 2.70%, 10/20/30 (a)	42,742	42,664
Series 2014-3A, Class B, 2.80%, 10/20/31 (a)	1,666,222	1,665,163
Series 2015-2A, Class B, 3.02%, 6/20/32 (a)	2,208,310	2,217,434
Series 2015-3A, Class B, 3.08%, 9/20/32 (a)	2,896,327	2,906,141
Silver Bay Realty Trust, Series 2014-1, Class C, 2.496%, 9/17/31 (a)(b)	6,500,000	6,401,234
Silverleaf Finance XVIII LLC, Series 2014-A, Class A, 2.81%, 1/15/27 (a)	2,879,024	2,871,428
Springleaf Funding Trust, Class A:
Series 2014-AA, 2.41%, 12/15/22 (a)	3,538,006	3,540,140
Series 2015-AA, 3.16%, 11/15/24 (a)	10,000,000	10,059,150
STORE Master Funding LLC, Series 2013-1A, Class A1, 4.16%, 3/20/43 (a)	4,735,278	4,701,226
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-MN1A, Class A2, 0.573%, 1/25/37 (a)(b)	1,342,302	1,319,933
TAL Advantage V LLC, Series 2014-2A, Class A1, 1.70%, 5/20/39 (a)	3,277,720	3,239,774
VOLT XXV LLC, Series 2015 NPL8, Class A1, 3.50%, 6/26/45 (a)(b)	7,859,370	7,803,802
VOLT XXXVIII LLC, Series 2015-NP12, Class A1, 3.875%, 9/25/45 (a)(b)	2,956,145	2,941,478
Wendys Funding LLC, Series 2015-1A, Class A2I, 3.371%, 6/15/45	8,734,000	8,782,037
		298,383,641

Asset-Backed - Student Loan - 1.7%
Commonbond Student Loan Trust, Series 2015-A, Class A, 3.20%, 6/25/32 (a)	3,357,018	3,384,737
SLM Private Credit Student Loan Trust, Series 2005-B, Class B, 1.053%, 6/15/39 (b)	6,745,034	5,976,871
SoFi Professional Loan Program LLC:
Series 2014-B, Class A2, 2.55%, 8/27/29 (a)	1,816,013	1,821,348
Series 2015-A, Class A2, 2.42%, 3/25/30 (a)	2,040,629	2,038,729
Series 2014-B, Class A1, 1.703%, 8/25/32 (a)(b)	3,909,982	3,909,981
Series 2015-B, Class B, 3.52%, 3/25/36 (a)	6,000,000	5,931,500
		23,063,166

Total Asset-Backed Securities (Cost $353,094,738)		351,365,942

See notes to Schedule of Investments

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 2.3%
Bellemeade Re Ltd., BMIR 2015-1A M2, 4.746%, 7/25/25 (a)(b)	5,200,000	5,228,610
Fannie Mae Connecticut Avenue Securities, Series 2016-C03, Class 2M1, 2.653%, 10/25/28 (b)	3,903,733	3,944,026
Freddie Mac, Series 2016-HQA2, Class M2, 2.703%, 11/25/28 (b)	3,500,000	3,520,291
Freddie Mac Structured Agency Credit Risk Debt Notes:
STACR 2015-HQA2 M2, 3.253%, 5/25/28 (b)	11,000,000	11,263,479
STACR 2016-HQA1 M2, 3.203%, 9/25/28 (b)	6,500,000	6,563,474

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $30,150,154)		30,519,880

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.3%
BBCMS Trust, Series 2015-RRI, Class C, 2.492%, 5/15/32 (a)(b)	3,000,000	2,946,559
BLCP Hotel Trust, BLCP 2014-CLRN D, 2.942%, 8/15/29 (a)(b)	3,600,000	3,469,235
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class B, 2.292%, 12/15/27 (a)(b)	6,000,000	5,943,859
CGBAM Commercial Mortgage Trust, Series 2014-HD:
Class B, 1.642%, 2/15/31 (a)(b)	2,000,000	1,983,439
Class C, 2.042%, 2/15/31 (a)(b)	2,750,000	2,669,059
Colony Multifamily Mortgage Trust, Series 2014-1, Class A, 2.543%, 4/20/50 (a)	3,924,633	3,925,137
COMM Mortgage Trust:
Series 2013-THL, Class B, 2.048%, 6/8/30 (a)(b)	15,000,000	14,863,988
Series 2014-SAVA, Class D, 3.543%, 6/15/34 (a)(b)	4,200,000	4,093,661
Credit Suisse Mortgage Capital Certificates:
Series 2015-TOWN, Class A, 1.692%, 3/15/17 (a)(b)	3,000,000	2,984,723
Series 2015-DEAL, Class B, 2.292%, 4/15/29 (a)(b)	10,000,000	9,710,913
EQTY INNS Mortgage Trust:
Class C, 2.048%, 5/8/31 (a)(b)	4,500,000	4,361,962
Class D, 2.798%, 5/8/31 (a)(b)	7,269,000	7,027,828
Extended Stay America Trust, Series 2013-ESH7:
Class B7, 3.604%, 12/5/31	7,760,000	7,790,272
Class C7, 3.902%, 12/5/31 (a)	2,350,000	2,359,211
GS Mortgage Securities Corp Trust, Series 2014-NEW, Class B, 3.79%, 1/10/31 (a)	3,500,000	3,604,414
Hilton USA Trust:
Class BFL, 1.963%, 11/5/30 (a)(b)	6,347,001	6,342,905
Class DFL, 3.213%, 11/5/30 (a)(b)	6,347,001	6,342,902
Class CFX, 3.714%, 11/5/30 (a)	1,600,000	1,608,872
Class EFX, 4.602%, 11/5/30 (a)(b)	6,500,000	6,540,832

See notes to Schedule of Investments

JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class D, 3.771%, 6/10/27 (a)	4,200,000	4,332,165
Series 2014-DSTY, Class C, 3.931%, 6/10/27 (a)(b)	3,000,000	3,029,285
Series 2014-INN, Class E, 4.042%, 6/15/29 (a)(b)	7,300,000	6,970,325
Morgan Stanley Capital I Trust, Series 2014-CPT, Class E, 3.56%, 7/13/29 (a)(b)	1,500,000	1,465,827
Motel 6 Trust, Series 2015-MTL6:
Class C, 3.644%, 2/5/30 (a)	4,000,000	3,978,713
Class E, 5.279%, 2/5/30 (a)	6,200,000	6,072,186
ORES NPL LLC, Series 2014-LV3, Class A, 3.00%, 3/27/24 (a)	561,409	561,409

Total Commercial Mortgage-Backed Securities (Cost $126,575,881)		124,979,681

CORPORATE BONDS - 49.8%

Basic Materials - 0.3%
LyondellBasell Industries NV, 5.00%, 4/15/19	2,500,000	2,705,960
Solvay Finance America LLC, 3.40%, 12/3/20 (a)	2,000,000	2,094,462
		4,800,422

Communications - 5.5%
Amazon.com, Inc., 2.60%, 12/5/19	1,000,000	1,043,061
AT&T, Inc.:
3.80%, 3/15/22	4,000,000	4,249,292
3.60%, 2/17/23	6,000,000	6,259,074
Cisco Systems, Inc.:
2.125%, 3/1/19	2,000,000	2,054,124
2.45%, 6/15/20	2,000,000	2,082,508
2.20%, 2/28/21	2,700,000	2,782,666
Comcast Corp., 2.75%, 3/1/23	3,000,000	3,141,771
Crown Castle Towers LLC, 3.222%, 5/15/22 (a)	1,900,000	1,974,813
Deutsche Telekom International Finance BV, 2.25%, 3/6/17 (a)	4,000,000	4,026,520
Frontier Communications Corp., 8.875%, 9/15/20	6,000,000	6,405,000
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (a)	2,000,000	2,044,658
Qwest Corp., 6.50%, 6/1/17	5,894,000	6,107,657
Sprint Communications, Inc.:
6.00%, 12/1/16	9,900,000	9,961,875
9.00%, 11/15/18 (a)	3,750,000	3,993,750
Telefonica Emisiones SAU, 3.192%, 4/27/18	3,000,000	3,080,340

See notes to Schedule of Investments

Time Warner Cable, Inc.:
6.75%, 7/1/18	3,000,000	3,289,617
8.75%, 2/14/19	1,500,000	1,751,414
Time Warner, Inc., 3.55%, 6/1/24	1,500,000	1,593,594
Verizon Communications, Inc.:
2.45%, 11/1/22	2,330,000	2,350,760
3.50%, 11/1/24	6,000,000	6,381,198
		74,573,692

Consumer, Cyclical - 8.3%
American Airlines Pass-Through Trust:
7.00%, 1/31/18 (a)	3,741,006	3,899,998
5.60%, 7/15/20 (a)	9,744,082	10,036,404
5.25%, 1/15/24	4,180,000	4,357,650
CVS Health Corp.:
2.80%, 7/20/20	2,000,000	2,082,540
3.50%, 7/20/22	5,000,000	5,383,445
CVS Pass-Through Trust, 6.036%, 12/10/28	1,651,344	1,873,895
Delta Air Lines Pass-Through Trust, 6.20%, 7/2/18	2,503,649	2,675,774
Ford Motor Credit Co. LLC:
2.145%, 1/9/18	9,350,000	9,431,878
2.551%, 10/5/18	3,000,000	3,055,455
2.211%, 1/8/19 (b)	9,000,000	9,138,060
1.567%, 11/4/19 (b)	4,700,000	4,617,102
3.157%, 8/4/20	10,500,000	10,886,558
Home Depot, Inc. (The), 2.00%, 4/1/21	3,000,000	3,081,222
Hyundai Capital America, 1.875%, 8/9/16 (a)	1,000,000	1,000,520
Johnson Controls, Inc., 4.25%, 3/1/21	2,000,000	2,156,860
Latam Airlines Pass-Through Trust A, 4.20%, 11/15/27 (a)	4,127,484	3,774,584
Latam Airlines Pass-Through Trust B, 4.50%, 11/15/23 (a)	2,139,957	1,877,812
Newell Rubbermaid, Inc.:
2.60%, 3/29/19	5,000,000	5,130,905
3.15%, 4/1/21	5,000,000	5,208,910
Virgin Australia Trust:
6.00%, 10/23/20 (a)	4,809,339	4,893,502
5.00%, 10/23/23 (a)	3,708,163	3,829,049
Walgreens Boots Alliance, Inc.:
1.75%, 5/30/18	1,000,000	1,007,812
2.70%, 11/18/19	3,000,000	3,099,606
2.60%, 6/1/21	3,000,000	3,055,968
3.30%, 11/18/21	2,000,000	2,097,280

See notes to Schedule of Investments

WestJet Airlines Ltd., 3.50%, 6/16/21 (a)	2,000,000	2,015,952
Whirlpool Corp., 1.65%, 11/1/17	2,000,000	2,012,466
		111,681,207

Consumer, Non-cyclical - 4.5%
Amgen, Inc.:
2.125%, 5/1/20	3,000,000	3,047,376
2.70%, 5/1/22	1,000,000	1,029,133
3.625%, 5/22/24	575,000	616,942
AstraZeneca plc, 2.375%, 11/16/20	5,000,000	5,130,095
Becton Dickinson and Co., 1.75%, 11/8/16	2,000,000	2,004,592
ConAgra Foods, Inc., 1.90%, 1/25/18	2,000,000	2,015,808
Dr Pepper Snapple Group, Inc., 2.60%, 1/15/19	3,000,000	3,074,412
Express Scripts Holding Co., 3.00%, 7/15/23	1,000,000	1,001,120
Gilead Sciences, Inc., 2.55%, 9/1/20	2,000,000	2,078,178
Grupo Bimbo SAB de CV, 4.50%, 1/25/22 (a)	5,000,000	5,414,735
Harland Clarke Holdings Corp., 9.75%, 8/1/18 (a)	4,420,000	4,486,300
Kraft Heinz Foods Co.:
2.25%, 6/5/17	2,000,000	2,018,340
2.80%, 7/2/20 (a)	5,000,000	5,192,205
Kroger Co. (The), 2.95%, 11/1/21	3,000,000	3,152,007
Land O'Lakes, Inc., 6.00%, 11/15/22 (a)	2,015,000	2,135,900
Life Technologies Corp., 6.00%, 3/1/20	3,200,000	3,611,309
Mead Johnson Nutrition Co., 3.00%, 11/15/20	2,000,000	2,089,360
Merck & Co., Inc., 2.35%, 2/10/22	4,500,000	4,635,436
Perrigo Co. plc, 1.30%, 11/8/16	1,000,000	998,947
Perrigo Finance Unlimited Co., 3.50%, 3/15/21	4,000,000	4,138,872
SUPERVALU, Inc., 6.75%, 6/1/21	3,150,000	2,645,937
		60,517,004

Energy - 2.8%
Enterprise Products Operating LLC, 7.034%, 1/15/18, floating rate thereafter to 1/15/68 (b)	22,805,000	24,036,333
National Oilwell Varco, Inc., 1.35%, 12/1/17	1,000,000	992,750
Williams Partners LP, 3.60%, 3/15/22	6,500,000	6,157,788
Williams Partners LP / ACMP Finance Corp., 4.875%, 3/15/24	7,000,000	6,713,896
		37,900,767

Financial - 21.9%
Air Lease Corp., 2.125%, 1/15/18	8,351,000	8,309,245

See notes to Schedule of Investments

Ally Financial, Inc.:
3.50%, 7/18/16	2,000,000	2,000,000
2.75%, 1/30/17	2,700,000	2,712,620
6.25%, 12/1/17	3,025,000	3,168,688
American International Group, Inc., 3.30%, 3/1/21	1,325,000	1,368,864
American Tower Corp., 2.80%, 6/1/20	2,000,000	2,046,654
Bank of America Corp.:
5.70%, 5/2/17	5,000,000	5,175,885
6.40%, 8/28/17	8,600,000	9,074,410
2.625%, 4/19/21	15,900,000	16,143,858
3.875%, 8/1/25	9,600,000	10,183,786
Bank of America NA:
5.30%, 3/15/17	28,000,000	28,755,076
0.953%, 6/15/17 (b)	7,287,000	7,263,164
6.10%, 6/15/17	1,155,000	1,204,331
Capital One Bank:
1.20%, 2/13/17	4,000,000	4,001,996
2.25%, 2/13/19	3,000,000	3,038,352
Capital One Financial Corp.:
3.15%, 7/15/16	2,500,000	2,501,425
6.15%, 9/1/16	5,050,000	5,089,279
Capital One NA, 2.35%, 8/17/18	4,400,000	4,461,486
CIT Group, Inc.:
5.00%, 5/15/17	2,500,000	2,540,625
4.25%, 8/15/17	10,225,000	10,414,163
5.25%, 3/15/18	5,100,000	5,254,428
Citigroup, Inc.:
1.70%, 4/27/18	5,000,000	5,008,015
2.15%, 7/30/18	5,000,000	5,060,945
2.50%, 9/26/18	14,000,000	14,277,480
2.05%, 6/7/19	2,100,000	2,114,454
5.95%, 8/15/20 floating rate thereafter to 12/29/49 (b)	1,950,000	1,899,836
2.65%, 10/26/20	6,575,000	6,690,871
6.125%, 11/15/20 floating rate thereafter to 12/29/49 (b)(c)	2,100,000	2,131,500
2.70%, 3/30/21	7,000,000	7,124,551
Credit Acceptance Corp., 6.125%, 2/15/21	3,250,000	3,095,625
Crown Castle International Corp.:
3.40%, 2/15/21	4,000,000	4,175,740
4.45%, 2/15/26	2,360,000	2,562,099
DDR Corp., 4.75%, 4/15/18	9,265,000	9,666,471

See notes to Schedule of Investments

Discover Bank:
2.60%, 11/13/18	1,000,000	1,015,043
8.70%, 11/18/19	2,107,000	2,481,020
3.10%, 6/4/20	1,000,000	1,021,599
Doric Nimrod Air Alpha Ltd. Pass-Through Trust, 6.125%, 11/30/19 (a)	1,908,277	1,963,617
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, 5.125%, 11/30/22 (a)	1,095,022	1,122,333
ERP Operating LP, 2.375%, 7/1/19	2,000,000	2,048,668
First Horizon National Corp., 3.50%, 12/15/20	2,000,000	2,018,314
GE Capital International Funding Co., 2.342%, 11/15/20 (a)	3,264,000	3,362,446
General Electric Co.:
2.30%, 4/27/17	3,000,000	3,029,928
2.20%, 1/9/20	859,000	885,376
4.625%, 1/7/21	373,000	422,964
General Electric Co. / LJ VP Holdings LLC, 3.80%, 6/18/19 (a)	5,000,000	5,370,950
Huntington National Bank (The), 2.20%, 11/6/18	2,225,000	2,252,238
iStar, Inc., 4.00%, 11/1/17	4,000,000	3,935,000
KeyCorp., 2.90%, 9/15/20	5,000,000	5,171,435
Metropolitan Life Global Funding I, 1.50%, 1/10/18 (a)	8,000,000	8,046,112
Morgan Stanley:
6.25%, 8/28/17	8,200,000	8,643,604
2.375%, 7/23/19	4,700,000	4,777,545
2.80%, 6/16/20	5,000,000	5,123,035
National City Corp., 6.875%, 5/15/19	1,500,000	1,690,731
Regions Bank, 2.25%, 9/14/18	3,375,000	3,397,471
Regions Financial Corp., 3.20%, 2/8/21	4,500,000	4,631,841
Synchrony Financial, 2.60%, 1/15/19	4,000,000	4,043,772
UDR, Inc., 3.70%, 10/1/20	2,000,000	2,119,944
Vornado Realty LP, 2.50%, 6/30/19	4,425,000	4,508,243
Wells Fargo & Co.:
2.02%, 3/4/21 (b)	5,000,000	5,100,830
2.50%, 3/4/21	7,200,000	7,383,139
		294,083,120

Industrial - 2.6%
Cemex SAB de CV:
5.378%, 10/15/18 (a)(b)	4,000,000	4,100,000
6.50%, 12/10/19 (a)	750,000	799,688
Coveris Holdings SA, 7.875%, 11/1/19 (a)	2,000,000	1,942,500
Fortive Corp.:
1.80%, 6/15/19 (a)	1,000,000	1,006,415
2.35%, 6/15/21 (a)	1,000,000	1,014,668

See notes to Schedule of Investments

Masco Corp., 3.50%, 4/1/21	3,000,000	3,060,900
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22 (a)	2,500,000	2,549,482
Pentair Finance SA, 2.90%, 9/15/18	5,000,000	5,050,650
SBA Tower Trust, 2.24%, 4/16/18 (a)	12,000,000	12,032,832
Thermo Fisher Scientific, Inc.:
1.30%, 2/1/17	2,000,000	2,001,488
2.40%, 2/1/19	1,000,000	1,017,391
		34,576,014

Technology - 3.8%
Apple, Inc.:
2.25%, 2/23/21	4,000,000	4,115,512
2.70%, 5/13/22	2,000,000	2,089,096
2.85%, 2/23/23	6,500,000	6,830,304
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
4.42%, 6/15/21 (a)	8,250,000	8,491,486
5.45%, 6/15/23 (a)	2,750,000	2,853,326
HP Enterprise Co., 2.45%, 10/5/17 (a)	3,000,000	3,038,880
Intel Corp.:
2.45%, 7/29/20	2,000,000	2,079,846
3.10%, 7/29/22	2,000,000	2,141,460
Microsoft Corp.:
2.375%, 2/12/22	3,000,000	3,096,111
2.65%, 11/3/22	2,000,000	2,090,286
Oracle Corp.:
2.25%, 10/8/19	2,000,000	2,061,838
2.80%, 7/8/21	2,000,000	2,099,246
1.90%, 9/15/21	5,000,000	5,018,365
2.50%, 5/15/22	3,000,000	3,065,379
2.40%, 9/15/23	1,560,000	1,565,553
		50,636,688

Utilities - 0.1%
Consolidated Edison, Inc., 2.00%, 5/15/21	1,000,000	1,010,488

Total Corporate Bonds (Cost $658,385,866)		669,779,402

See notes to Schedule of Investments

FLOATING RATE LOANS (d) - 1.4%

Consumer, Cyclical - 1.3%
Albertson's LLC, 4.50%, 8/25/21 (b)	6,750,000	6,734,178
BJ's Wholesale Club, Inc., 4.50%, 9/26/19 (b)	2,101,674	2,080,657
Kraton Polymers LLC, 6.00%, 1/6/22 (b)	8,400,000	8,257,200
		17,072,035

Consumer, Non-cyclical - 0.1%
SUPERVALU, Inc., 5.50%, 3/21/19 (b)	1,355,696	1,349,672

Financial - 0.0%
Alliance Mortgage Investments Term Loan, 12.61%, 6/1/10 *(b)(e)(f)(g)	385,345	4,354

Total Floating Rate Loans (Cost $18,178,292)		18,426,061

MUNICIPAL OBLIGATIONS - 0.7%

Maine - 0.3%
City of Old Town Maine Solid Waste Disposal Revenue Bonds VRDN, 0.60%, 12/1/24 (optional put, 7/7/16 @ 100) (b)(h)	3,200,000	3,200,000

Mississippi - 0.3%
Prentiss County Mississippi Industrial Development Revenue Bonds VRDN, 0.53%, 10/1/17 (optional put, 7/7/16 @ 100) (b)(h)	4,050,000	4,050,000

New York - 0.1%
CIDC-Hudson House LLC, VRDN, 0.70%, 12/1/34 (b)(h)	1,680,000	1,680,000

Total Municipal Obligations (Cost $8,930,000)		8,930,000

SOVEREIGN GOVERNMENT BOND - 0.5%
Nacional Financiera SNC, 3.375%, 11/5/20 (a)	6,000,000	6,114,000

Total Sovereign Government Bonds (Cost $5,990,620)		6,114,000

See notes to Schedule of Investments

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.0%
Fannie Mae:
3.50%, 3/1/22	82,377	87,349
5.00%, 4/25/34	24,218	25,190

Total U.S. Government Agency Mortgage-Backed Securities (Cost $110,517)		112,539

U.S. TREASURY OBLIGATIONS - 5.8%
United States Treasury Notes:
1.00%, 6/15/19	12,938,000	13,002,186
1.375%, 4/30/21	40,000,000	40,690,640
1.00%, 6/30/21	24,735,000	24,857,710

Total U.S. Treasury Obligations (Cost $78,078,656)		78,550,536

	SHARES	VALUE ($)
COMMON STOCKS - 0.0%

Wireless Telecommunication Services - 0.0%
NII Holdings, Inc. *	209,202	665,262

Total Common Stocks (Cost $3,242,631)		665,262

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 4.7%
State Street Bank Time Deposit, 0.293%, 7/1/16	63,603,911	63,603,911

Total Time Deposit (Cost $63,603,911)		63,603,911

See notes to Schedule of Investments

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%
State Street Institutional U.S. Government Money Market Fund, 0.25%	2,172,555	2,172,555

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $2,172,555)		2,172,555

TOTAL INVESTMENTS (Cost $1,348,513,821) - 100.8%		1,355,219,769
Other assets and liabilities, net - (0.8%)		(11,108,484)
NET ASSETS - 100.0%		$1,344,111,285

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $585,524,952, which represents 43.6% of the net assets of the Fund as of June 30, 2016.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on June 30, 2016.
(c) Security, or portion of security, is on loan. Total value of securities on loan is $2,126,102.
(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at June 30, 2016. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Total market value of restricted securities amounts to $4,354, which represents 0.0% of the net assets of the Fund as of June 30, 2016.
(f) This security was valued under the direction of the Board of Trustees. Total market value of fair valued securities amounts to $4,354, which represents 0.0% of the net assets of the Fund as of June 30, 2016.

(g) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(h) The date shown for securities represents the date when principal payments must be paid. Most securities have maturity shortening features that function as put options.

Abbreviations:
LLC:	Limited Liability Corporation
LP:	Limited Partnership
Ltd.:	Limited
plc:	Public Limited Company
REIT:	Real Estate Investment Trust
VRDN:	Variable Rate Demand Notes

See notes to Schedule of Investments

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
2 Year U.S. Treasury Notes	520	9/16	$114,050,626	$787,262
5 Year U.S. Treasury Notes	122	9/16	14,904,016	272,385
Total Long				$1,059,647

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments Term Loan, 12.61%, 6/1/10	5/26/05-6/13/07	385,345

See notes to Schedule of Investments

CALVERT LONG-TERM INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 11.1%

Asset-Backed - Automobile - 0.6%
Skopos Auto Receivables Trust, Series 2015-1A, Class B, 5.43%, 12/15/23 (a)	500,000	493,246

Asset-Backed - Other - 10.1%
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786%, 10/17/36 (a)	437,738	469,579
Apidos CLO XXI, Series 2015-21A, Class D, 6.183%, 7/18/27 (a)(b)	300,000	245,986
Citi Held For Asset Issuance, Class B:
Series 2015-PM2, 4.00%, 3/15/22 (a)	400,000	396,149
Series 2015-PM3, 4.31%, 5/16/22 (a)	600,000	596,484
Consumer Credit Origination Loan Trust, Series 2015-1, Class B, 5.21%, 3/15/21 (a)	500,000	489,135
Driven Brands Funding LLC, Series 2015-1A, Class A2, 5.216%, 7/20/45 (a)	497,500	497,285
Dryden 40 Senior Loan Fund, Series 2015-40A, Class D, 4.326%, 8/15/28 (a)(b)	500,000	464,914
GMAT Trust, Series 2015-1A, Class A1, 4.25%, 9/25/20 (a)(b)	370,604	370,298
Invitation Homes Trust:
Series 2013-SFR1, Class C, 2.301%, 12/17/30 (a)(b)	300,000	295,737
Series 2013-SFR1, Class E, 3.101%, 12/17/30 (a)(b)	500,000	484,058
Series 2015-SFR2, Class E, 3.597%, 6/17/32 (a)(b)	500,000	482,612
Series 2015-SFR2, Class F, 4.147%, 6/17/32 (a)(b)	500,000	476,625
Madison Park Funding XVII Ltd., Series 2015-17A, Class D, 4.085%, 7/21/27 (a)(b)	500,000	461,030
RMAT LLC, Series 2015-NPL1, Class A1, 3.75%, 5/25/55 (a)(b)	361,076	357,822
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49 (a)(b)	500,000	511,669
VOLT XIX LLC, Series 2014-NP11, Class A1, 3.875%, 4/25/55 (a)(b)	147,934	147,791
VOLT XXXVIII LLC, Series 2015-NP12, Class A1, 3.875%, 9/25/45 (a)(b)	422,306	420,211
Wendys Funding LLC, 2015-1, Series 2015-1A, Class A23, 4.497%, 6/15/45 (a)	1,191,000	1,192,072
		8,359,457

Asset-Backed - Student Loan - 0.4%
Navient Student Loan Trust, 1.953%, 7/25/52 (b)	400,000	339,076

Total Asset-Backed Securities (Cost $9,291,194)		9,191,779

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 2.8%
Bellemeade Re Ltd., BMIR 2015-1A M2, 4.746%, 7/25/25 (a)(b)	500,000	502,751

See notes to Schedule of Investments

Freddie Mac Structured Agency Credit Risk Debt Notes:
STACR 2015-HQ2 B, 8.403%, 5/25/25 (b)	497,716	497,092
STACR 2015-HQA2 M2, 3.253%, 5/25/28 (b)	250,000	255,988
STACR 2016-HQA1 M2, 3.203%, 9/25/28 (b)	500,000	504,883
STACR 2016-DNA2 B, 10.953%, 10/25/28 (b)	600,000	603,727

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $2,362,039)		2,364,441

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.3%
CSMC Trust, Series 2014-USA, Class B, 4.185%, 9/15/37 (a)	200,000	213,708
Extended Stay America Trust, Series 2013-ESH7, Class D7, 4.171%, 12/5/31 (a)(b)	1,000,000	1,004,656
Hilton USA Trust, Class EFX, 4.602%, 11/5/30 (a)(b)	500,000	503,141
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-INN, Class E, 4.042%, 6/15/29 (a)(b)	500,000	477,419
Motel 6 Trust, Series 2015-MTL6, Class E, 5.279%, 2/5/30 (a)	800,000	783,508
ORES NPL LLC, Series 2014-LV3, Class B, 6.00%, 3/27/24 (a)	500,000	500,000
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class D, 3.497%, 8/15/47 (a)	100,000	70,787

Total Commercial Mortgage-Backed Securities (Cost $3,574,282)		3,553,219

CORPORATE BONDS - 55.1%

Basic Materials - 0.8%
LYB International Finance BV, 5.25%, 7/15/43	250,000	273,370
Methanex Corp., 5.65%, 12/1/44	500,000	414,944
		688,314

Communications - 9.8%
AT&T, Inc.:
4.125%, 2/17/26	335,000	359,868
5.65%, 2/15/47	1,475,000	1,689,185
CBS Corp., 4.60%, 1/15/45	225,000	222,999
Comcast Corp.:
3.375%, 8/15/25	200,000	216,107
3.15%, 3/1/26	400,000	425,755
Crown Castle Towers LLC, 3.663%, 5/15/45 (a)	487,000	503,592
Frontier Communications Corp., 10.50%, 9/15/22	330,000	349,181
NBCUniversal Media LLC, 4.45%, 1/15/43	1,000,000	1,119,533

See notes to Schedule of Investments

Thomson Reuters Corp., 3.35%, 5/15/26	75,000	76,664
Time Warner, Inc., 4.90%, 6/15/42	500,000	537,077
Verizon Communications, Inc.:
4.862%, 8/21/46	1,375,000	1,502,995
4.522%, 9/15/48	1,000,000	1,041,300
Vodafone Group plc, 4.375%, 2/19/43	100,000	94,284
		8,138,540

Consumer, Cyclical - 8.9%
American Airlines Pass-Through Trust:
7.00%, 7/31/19 (a)	317,357	330,845
5.60%, 1/15/22 (a)	236,296	243,385
4.40%, 3/22/25	320,000	320,800
5.25%, 7/15/25	220,000	229,350
CVS Health Corp.:
3.875%, 7/20/25	133,000	146,297
5.125%, 7/20/45	500,000	620,288
CVS Pass-Through Trust, 6.036%, 12/10/28	265,651	301,453
Ford Motor Co., 4.75%, 1/15/43	300,000	317,545
Ford Motor Credit Co. LLC:
3.219%, 1/9/22	300,000	307,301
4.134%, 8/4/25	570,000	611,126
Home Depot, Inc. (The), 4.40%, 3/15/45	400,000	463,514
Johnson Controls, Inc., 4.625%, 7/2/44	550,000	580,935
Kohl's Corp., 4.25%, 7/17/25	290,000	290,792
Latam Airlines Pass-Through Trust A, 4.20%, 8/15/29 (a)	171,979	157,274
Latam Airlines Pass-Through Trust B, 4.50%, 8/15/25 (a)	155,633	136,568
Lowe's Cos., Inc., 3.70%, 4/15/46	75,000	77,114
Newell Brands, Inc., 5.50%, 4/1/46	500,000	594,863
Norwegian Air Shuttle ASA Pass-Through Trust, 4.875%, 11/10/29 (a)	200,000	200,750
Starbucks Corp., 2.45%, 6/15/26	400,000	406,212
Virgin Australia Trust, 6.00%, 4/23/22 (a)	239,211	243,397
Walgreens Boots Alliance, Inc., 4.65%, 6/1/46	550,000	586,587
Whirlpool Corp., 4.50%, 6/1/46	200,000	209,483
		7,375,879

Consumer, Non-cyclical - 8.2%
Amgen, Inc.:
4.40%, 5/1/45	200,000	207,772
4.663%, 6/15/51 (a)	559,000	584,051

See notes to Schedule of Investments

AstraZeneca plc:
3.375%, 11/16/25	200,000	209,669
4.375%, 11/16/45	125,000	136,330
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	1,000,000	1,059,012
Express Scripts Holding Co., 4.80%, 7/15/46	400,000	399,466
Grupo Bimbo SAB de CV, 4.875%, 6/27/44 (a)	250,000	246,159
Kraft Heinz Foods Co.:
3.00%, 6/1/26 (a)	350,000	352,862
5.20%, 7/15/45 (a)	500,000	592,079
4.375%, 6/1/46 (a)	525,000	555,199
Kroger Co. (The), 5.15%, 8/1/43	100,000	119,343
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (a)	750,000	811,875
Massachusetts Institute of Technology, 3.959%, 7/1/38	250,000	285,292
MEDNAX, Inc., 5.25%, 12/1/23 (a)	200,000	202,500
Merck & Co., Inc., 3.70%, 2/10/45	400,000	423,866
Perrigo Co. plc, 5.30%, 11/15/43	500,000	521,491
SUPERVALU, Inc., 6.75%, 6/1/21	150,000	125,997
		6,832,963

Energy - 2.9%
Enterprise Products Operating LLC:
7.034%, 1/15/18 floating rate thereafter to 1/15/68 (b)	200,000	210,799
4.85%, 8/15/42	500,000	527,617
4.85%, 3/15/44	500,000	531,097
National Oilwell Varco, Inc., 3.95%, 12/1/42	500,000	397,029
TransContinental Gas Pipe Line Co. LLC, 4.45%, 8/1/42	200,000	181,859
Williams Partners LP / ACMP Finance Corp., 4.875%, 3/15/24	600,000	575,477
		2,423,878

Financial - 13.9%
American Tower Corp., 3.375%, 10/15/26	850,000	854,422
Bank of America Corp.:
6.10%, 3/17/25 floating rate thereafter to 12/29/49 (b)	150,000	152,250
3.875%, 8/1/25	760,000	806,216
3.50%, 4/19/26	125,000	129,173
4.25%, 10/22/26	1,430,000	1,483,036
Capital One Financial Corp., 4.20%, 10/29/25	200,000	205,608

See notes to Schedule of Investments

Citigroup, Inc.:
5.95%, 8/15/20 floating rate thereafter to 12/29/49 (b)	60,000	58,457
5.90%, 2/15/23 floating rate thereafter to 12/29/49 (b)	160,000	157,600
4.60%, 3/9/26	640,000	678,516
6.25%, 8/15/26 floating rate thereafter to 12/29/49 (b)	175,000	179,812
4.45%, 9/29/27	1,290,000	1,328,843
4.75%, 5/18/46	700,000	702,453
Credit Acceptance Corp.:
6.125%, 2/15/21	250,000	238,125
7.375%, 3/15/23	200,000	192,000
Crown Castle International Corp., 4.45%, 2/15/26	340,000	369,116
Discover Bank, 7.00%, 4/15/20	500,000	569,451
MetLife, Inc., 4.05%, 3/1/45	100,000	98,511
Morgan Stanley:
4.00%, 7/23/25	480,000	513,979
5.00%, 11/24/25	1,100,000	1,204,270
3.95%, 4/23/27	150,000	151,695
Prudential Financial, Inc., 4.60%, 5/15/44	200,000	214,723
Wells Fargo & Co.:
3.00%, 4/22/26	425,000	433,224
4.40%, 6/14/46	800,000	815,053
		11,536,533

Industrial - 5.0%
Cemex SAB de CV, 6.50%, 12/10/19 (a)	250,000	266,563
Fortive Corp.:
3.15%, 6/15/26 (a)	225,000	231,556
4.30%, 6/15/46 (a)	500,000	531,299
General Electric Co.:
3.375%, 3/11/24	1,000,000	1,088,415
4.50%, 3/11/44	1,000,000	1,153,979
Illinois Tool Works, Inc., 3.90%, 9/1/42	500,000	537,545
Kansas City Southern, 3.125%, 6/1/26	200,000	204,405
Masco Corp., 4.45%, 4/1/25	150,000	155,265
		4,169,027

Technology - 4.9%
Apple, Inc.:
3.25%, 2/23/26	125,000	132,697
3.45%, 2/9/45	350,000	328,878
Broadridge Financial Solutions, Inc., 3.40%, 6/27/26	500,000	505,400

See notes to Schedule of Investments

Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.02%, 6/15/26 (a)	1,200,000	1,250,984
Microsoft Corp.:
3.125%, 11/3/25	125,000	133,878
4.45%, 11/3/45	400,000	451,060
Oracle Corp.:
2.95%, 5/15/25	100,000	103,929
4.125%, 5/15/45	650,000	670,016
4.00%, 7/15/46	480,000	483,937
		4,060,779

Utilities - 0.7%
CMS Energy Corp., 3.00%, 5/15/26	500,000	510,803
Consolidated Edison Co. of New York, Inc., 4.50%, 12/1/45	100,000	113,660
		624,463

Total Corporate Bonds (Cost $43,688,533)		45,850,376

FLOATING RATE LOANS (c) - 0.5%

Consumer, Cyclical - 0.5%
Kraton Polymers LLC, 6.00%, 1/6/22 (b)	400,000	393,200

Financial - 0.0%
Alliance Mortgage Investments Term Loan, 12.61%, 6/1/10 *(b)(d)(e)(f)	4,817	55

Total Floating Rate Loans (Cost $366,994)		393,255

MUNICIPAL OBLIGATIONS - 3.3%

California - 0.1%
Oakland California PO Revenue Bonds, Zero Coupon, 12/15/20	120,000	109,350

Connecticut - 1.5%
Connecticut Special Tax Obligation Revenue Bonds, 5.459%, 11/1/30	1,000,000	1,235,260

Massachusetts - 1.0%
Commonwealth of Massachusetts GO Bonds, 3.277%, 6/1/46	800,000	812,160

See notes to Schedule of Investments

New York - 0.7%
New York Transportation Development Corp. Revenue Bonds:
3.423%, 7/1/27	150,000	152,883
3.473%, 7/1/28	150,000	152,361
3.573%, 7/1/29	300,000	305,013
		610,257

Total Municipal Obligations (Cost $2,492,362)		2,767,027

SOVEREIGN GOVERNMENT BOND - 0.4%
Nacional Financiera SNC, 3.375%, 11/5/20 (a)	300,000	305,700

Total Sovereign Government Bonds (Cost $299,531)		305,700

U.S. TREASURY OBLIGATIONS - 18.6%
United States Treasury Bonds:
3.00%, 11/15/45	9,650,000	11,095,995
2.50%, 2/15/46	4,224,000	4,398,405

Total U.S. Treasury Obligations (Cost $14,642,813)		15,494,400

	SHARES	VALUE ($)
COMMON STOCKS - 0.0%

Wireless Telecommunication Services - 0.0%
NII Holdings, Inc. *	12,113	38,519

Total Common Stocks (Cost $187,751)		38,519

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 4.4%
State Street Bank Time Deposit, 0.293%, 7/1/16	3,655,278	3,655,278

Total Time Deposit (Cost $3,655,278)		3,655,278

See notes to Schedule of Investments

TOTAL INVESTMENTS (Cost $80,560,777) - 100.5%	83,613,994
Other assets and liabilities, net - (0.5%)	(419,881)
NET ASSETS - 100.0%	$83,194,113

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $20,655,311, which represents 24.8% of the net assets of the Fund as of June 30, 2016.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on June 30, 2016.
(c) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at June 30, 2016. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(d) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(e) Total market value of restricted securities amounts to $55, which represents 0.0% of the net assets of the Fund as of June 30, 2016.
(f) This security was valued under the direction of the Board of Trustees. Total market value of fair valued securities amounts to $55, which represents 0.0% of the net assets of the Fund as of June 30, 2016.

Abbreviations:
CLO:	Collateralized Loan Obligations
GO:	General Obligation
LLC:	Limited Liability Corporation
LP:	Limited Partnership
Ltd.:	Limited
plc:	Public Limited Company
PO:	Pension Obligation

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
Ultra Long U.S. Treasury Bonds	35	9/16	$6,523,125	$371,199
Short:
10 Year U.S. Treasury Notes	(13)	9/16	(1,728,797)	($13,727)

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments Term Loan, 12.61%, 6/1/10	5/26/05-6/13/07	4,817

See notes to Schedule of Investments

CALVERT ULTRA-SHORT INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 26.5%

Asset-Backed - Automobile - 6.3%
American Credit Acceptance Receivables Trust, Series 2014-4, Class A, 1.33%, 7/10/18 (a)	205,902	205,894
CarFinance Capital Auto Trust, Class A:
Series 2014-1A, 1.46%, 12/17/18 (a)	1,355,194	1,354,257
Series 2014-2A, 1.44%, 11/16/20 (a)	3,389,597	3,374,569
Series 2015-1A, 1.75%, 6/15/21 (a)	7,098,353	7,068,653
Chesapeake Funding LLC, Class A:
Series 2011-2A, 1.687%, 4/7/24 (a)(b)	98,998	99,013
Series 2013-1A, 1.46%, 1/7/25 (a)(b)	2,680,000	2,671,117
CPS Auto Receivables Trust, Class A:
Series 2013-C, 1.64%, 4/16/18 (a)	487,038	487,228
Series 2013-D, 1.54%, 7/16/18 (a)	401,724	401,714
Series 2014-A, 1.21%, 8/15/18 (a)	778,759	778,125
Series 2014-B, 1.11%, 11/15/18 (a)	3,685,725	3,678,934
Series 2014-C, 1.31%, 2/15/19 (a)	1,135,187	1,133,870
Series 2013-A, 1.31%, 6/15/20 (a)	117,963	116,827
Exeter Automobile Receivables Trust:
Series 2013-1A, Class B, 2.41%, 5/15/18 (a)	125,350	125,404
Series 2014-2A, Class A, 1.06%, 8/15/18 (a)	169,801	169,709
Series 2014-3A, Class A, 1.32%, 1/15/19 (a)	2,833,984	2,829,710
Series 2015-1A, Class A, 1.60%, 6/17/19 (a)	2,762,539	2,764,088
Flagship Credit Auto Trust, Class A:
Series 2014-1, 1.21%, 4/15/19 (a)	1,027,311	1,024,334
Series 2014-2, 1.43%, 12/16/19 (a)	3,212,442	3,197,554
Series 2015-3, 2.38%, 10/15/20 (a)	1,925,166	1,928,551
Skopos Auto Receivables Trust, Class A:
Series 2015-2A, 3.55%, 2/15/20 (a)	3,396,452	3,392,888
Series 2015-1A, 3.10%, 12/15/23 (a)	3,338,418	3,328,069
		40,130,508

Asset-Backed - Other - 17.9%
American Homes 4 Rent, Series 2014-SFR1:
Class A, 1.446%, 6/17/31 (a)(b)	6,750,073	6,669,429
Class B, 1.796%, 6/17/31 (a)(b)	3,550,000	3,494,018

See notes to Schedule of Investments

AVANT Loans Funding Trust, Class A:
Series 2016-A, 4.11%, 5/15/19 (a)	2,111,054	2,119,776
Series 2016-B, 3.92%, 8/15/19 (a)	5,394,323	5,416,765
Blue Elephant Loan Trust, Series 2015-1, Class A, 3.12%, 12/15/22 (a)	1,209,026	1,206,487
CAM Mortgage LLC, Series 2015-1, Class A, 3.50%, 7/15/64 (a)(b)	3,896,999	3,898,484
Citi Held For Asset Issuance, Class A:
Series 2015-PM1, 1.85%, 12/15/21 (a)	5,163,216	5,152,314
Series 2015-PM2, 2.35%, 3/15/22 (a)	2,650,346	2,647,971
Colony American Homes, Series 2014-1A, Class B, 1.796%, 5/17/31 (a)(b)	3,750,000	3,686,652
Conn's Receivables Funding LLC, Class A:
Series 2016-A, 4.68%, 4/16/18 (a)	5,809,050	5,834,236
Series 2015-A, 4.565%, 9/15/20 (a)	1,762,931	1,762,162
Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.82%, 3/15/21 (a)	3,427,919	3,427,842
GCAT LLC, Series 2015-1, Class A1, 3.625%, 5/26/20 (a)(b)	2,964,699	2,955,997
GLC II Trust, Series 2014-A, Class A, 4.00%, 12/18/20 (a)	1,080,157	1,062,334
GLC Trust, Series 2014-A, Class A, 3.00%, 7/15/21 (a)	1,236,327	1,216,546
Invitation Homes Trust:
Series 2013-SFR1, Class A, 1.596%, 12/17/30 (a)(b)	4,755,142	4,734,438
Series 2013-SFR1, Class C, 2.301%, 12/17/30 (a)(b)	7,000,000	6,900,520
Series 2014-SFR1, Class B, 1.946%, 6/17/31 (a)(b)	5,900,000	5,809,732
Series 2014-SFR2, Class A, 1.546%, 9/17/31 (a)(b)	3,425,542	3,393,071
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A, 1.558%, 7/20/18 (a)	2,425,630	2,423,810
Navistar Financial Dealer Note Master Owner Trust II, Series 2014-1, Class B, 1.453%, 10/25/19 (a)(b)	1,300,000	1,294,957
Navitas Equipment Receivables LLC, Series 2013-1, Class A, 1.95%, 11/15/16 (a)	2,831	2,831
OneMain Financial Issuance Trust, Class A:
Series 2014-1A, 2.43%, 6/18/24 (a)	11,857,619	11,870,755
Series 2014-2A, 2.47%, 9/18/24 (a)	14,430,000	14,461,335
Selene Non-Performing Loans LLC, Series 2014-1A, Class A, 2.981%, 5/25/54 (a)(b)	1,437,928	1,428,054
Sierra Timeshare Receivables Funding LLC:
Series 2012-1A, Class A, 2.84%, 11/20/28 (a)	2,285,407	2,291,337
Series 2012-1A, Class B, 3.58%, 11/20/28 (a)	698,319	700,816
Series 2012-3A, Class B, 2.66%, 8/20/29 (a)	1,579,371	1,578,515
Series 2013-1A, Class B, 2.39%, 11/20/29 (a)	105,244	104,473
Series 2014-1A, Class A, 2.07%, 3/20/30 (a)	1,016,874	1,014,610
Series 2014-1A, Class B, 2.42%, 3/20/30 (a)	593,795	591,015
Series 2013-3A, Class B, 2.70%, 10/20/30 (a)	818,582	817,078
Springleaf Funding Trust, Series 2014-AA, Class A, 2.41%, 12/15/22 (a)	3,010,843	3,012,659

See notes to Schedule of Investments

VOLT XIX LLC, Series 2014-NP11, Class A1, 3.875%, 4/25/55 (a)(b)	976,362	975,418
		113,956,437

Asset-Backed - Student Loan - 2.3%
SLM Private Credit Student Loan Trust, Series 2005-A, Class A3, 0.853%, 6/15/23 (b)	3,404,335	3,263,486
SLM Private Education Loan Trust, Series 2014-A, Class A2B, 1.592%, 1/15/26 (a)(b)	2,000,000	1,979,048
SoFi Professional Loan Program LLC:
Series 2014-A, Class A1, 2.039%, 6/25/25 (a)(b)	4,377,348	4,371,039
Series 2014-B, Class A1, 1.703%, 8/25/32 (a)(b)	2,033,190	2,033,190
Series 2015-A, Class A1, 1.639%, 3/25/33 (a)(b)	2,305,174	2,274,778
Sofi Professional Loan Program LLC, Series 2016-B, Class A1, 1.643%, 6/25/33 (a)(b)	1,000,000	998,451
		14,919,992

Total Asset-Backed Securities (Cost $169,547,736)		169,006,937

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 4.1%
Bellemeade Re Ltd., Series 2015-1A, Class M1, 2.946%, 7/25/25 (a)(b)	1,095,973	1,088,275
Fannie Mae Connecticut Avenue Securities:
Series 2014-C02, Class 1M1, 1.403%, 5/25/24 (b)	5,774,605	5,735,163
Series 2016-C03, Class 1M1, 2.453%, 10/25/28 (b)	7,186,214	7,236,131
Series 2016-C03, Class 2M1, 2.653%, 10/25/28 (b)	4,460,844	4,506,888
JP Morgan Madison Avenue Securities Trust, Series 2014-CH1, Class M1, 2.696%, 11/25/24 (a)(b)	1,470,567	1,465,273
Wedgewood Real Estate Trust, Series 2016-1, Class A1, 3.75%, 7/15/46 (a)(b)	6,000,000	5,999,598

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $26,039,789)		26,031,328

COMMERCIAL MORTGAGE-BACKED SECURITIES - 11.2%
BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class B, 1.942%, 9/15/26 (a)(b)	2,000,000	1,989,973
BBCMS Trust 2015-RRI, Series 2015-RRI, Class B, 2.042%, 5/15/32 (a)(b)	3,500,000	3,423,604
BLCP Hotel Trust, Series 2014-CLRN Class B, 1.792%, 8/15/29 (a)(b)	7,500,000	7,287,397
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, 1.842%, 12/15/27 (a)(b)	6,618,429	6,612,371
CGBAM Commercial Mortgage Trust, Series 2014-HD, Class B, 1.642%, 2/15/31 (a)(b)	5,000,000	4,958,598
Colony Multifamily Mortgage Trust, Series 2014-1, Class A, 2.543%, 4/20/50 (a)	4,976,890	4,977,528

See notes to Schedule of Investments

COMM Mortgage Trust, Series 2013-THL:
Class A2, 1.498%, 6/8/30 (a)(b)	2,000,000	1,998,748
Class B, 2.048%, 6/8/30 (a)(b)	5,000,000	4,954,663
Credit Suisse Mortgage Capital Certificates, Series 2015-TOWN, Class A, 1.692%, 3/15/17 (a)(b)	7,000,000	6,964,354
CSMC Trust, Series 2014-TIKI, Class B, 1.792%, 9/15/38 (a)(b)	3,900,000	3,800,840
Hilton USA Trust:
Series 2013-HLF, Class AFL, 1.463%, 11/5/30 (a)(b)	6,437,672	6,429,365
Class BFL, 1.963%, 11/5/30 (a)(b)	2,720,143	2,718,388
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-BXH, Class A, 1.342%, 4/15/27 (a)(b)	6,320,000	6,162,556
Series 2014-INN, Class C, 2.142%, 6/15/29 (a)(b)	5,700,000	5,535,517
ORES NPL LLC, Series 2014-LV3, Class A, 3.00%, 3/27/24 (a)	270,308	270,308
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class B, 1.792%, 2/15/27 (a)(b)	3,000,000	2,971,737

Total Commercial Mortgage-Backed Securities (Cost $71,914,105)		71,055,947

CORPORATE BONDS - 51.1%

Basic Materials - 0.5%
Reliance Steel & Aluminum Co., 6.20%, 11/15/16	3,353,000	3,403,550

Communications - 8.9%
America Movil SAB de CV, 2.375%, 9/8/16	5,120,000	5,135,022
AT&T, Inc.:
1.326%, 3/11/19 (b)	10,221,000	10,175,629
1.561%, 6/30/20 (b)	2,000,000	1,992,174
BellSouth LLC, 4.40%, 4/26/21 (a)	6,000,000	6,150,000
Cisco Systems, Inc., 1.254%, 2/21/18 (b)	3,000,000	3,018,573
Frontier Communications Corp., 8.25%, 4/15/17	2,550,000	2,639,250
NBCUniversal Enterprise, Inc., 1.313%, 4/15/18 (a)(b)	2,000,000	2,008,528
Qwest Corp., 6.50%, 6/1/17	5,000,000	5,181,250
Sprint Communications, Inc., 6.00%, 12/1/16	6,500,000	6,540,625
Time Warner Cable, Inc., 5.85%, 5/1/17	3,703,000	3,833,253
Verizon Communications, Inc.:
1.057%, 6/9/17 (b)	2,000,000	2,001,054
2.406%, 9/14/18 (b)	6,000,000	6,149,700
1.426%, 6/17/19 (b)	2,000,000	2,010,120
		56,835,178

See notes to Schedule of Investments

Consumer, Cyclical - 9.6%
Continental Airlines Pass-Through Trust 2009-1, 9.00%, 7/8/16	3,808,007	3,808,007
Daimler Finance North America LLC, 1.45%, 8/1/16 (a)	5,300,000	5,302,427
Ford Motor Credit Co. LLC:
2.211%, 1/8/19 (b)	11,000,000	11,168,740
1.486%, 3/12/19 (b)	8,495,000	8,459,406
1.567%, 11/4/19 (b)	12,000,000	11,788,344
Hyundai Capital America, 1.45%, 2/6/17 (a)	14,845,000	14,862,725
Johnson Controls, Inc., 2.60%, 12/1/16	1,000,000	1,006,376
UAL 2009-2A Pass-Through Trust, 9.75%, 7/15/18	1,117,903	1,155,912
Wyndham Worldwide Corp., 2.95%, 3/1/17	3,390,000	3,418,385
		60,970,322

Consumer, Non-cyclical - 2.9%
Amgen, Inc., 2.125%, 5/15/17	7,000,000	7,058,380
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 3.423%, 12/1/17 (b)	2,700,000	2,714,664
Becton Dickinson and Co., 1.75%, 11/8/16	3,500,000	3,508,036
Express Scripts Holding Co., 1.25%, 6/2/17	5,075,000	5,071,447
		18,352,527

Financial - 18.9%
Air Lease Corp., 5.625%, 4/1/17	11,135,000	11,371,619
Ally Financial, Inc., 2.75%, 1/30/17	6,000,000	6,028,044
Bank of America Corp.:
1.516%, 4/1/19 (b)	3,500,000	3,492,433
2.053%, 4/19/21 (b)	4,250,000	4,306,338
Bank of America NA, 0.953%, 6/15/17 (b)	16,000,000	15,947,664
Capital One Financial Corp.:
3.15%, 7/15/16	5,098,000	5,100,906
6.15%, 9/1/16	1,500,000	1,511,667
Capital One NA:
1.313%, 2/5/18 (b)	10,000,000	9,992,170
1.778%, 8/17/18 (b)	4,250,000	4,274,229
CIT Group, Inc., 5.00%, 5/15/17	5,000,000	5,081,250
Citigroup, Inc.:
1.518%, 7/30/18 (b)	2,000,000	2,005,734
1.946%, 10/26/20 (b)	5,000,000	5,031,780
Morgan Stanley, 1.378%, 7/23/19 (b)	11,850,000	11,751,052
PNC Funding Corp., 5.625%, 2/1/17	6,556,000	6,717,940
Pricoa Global Funding I, 1.35%, 8/18/17 (a)	2,660,000	2,669,033
Prudential Financial, Inc., MTN, 1.406%, 8/15/18 (b)	1,000,000	997,843

See notes to Schedule of Investments

US Bank NA, 1.218%, 1/29/18 (b)	5,000,000	5,014,555
Ventas Realty LP, 1.25%, 4/17/17	3,850,000	3,851,063
Wells Fargo & Co., 2.02%, 3/4/21 (b)	15,000,000	15,302,490
		120,447,810

Industrial - 7.6%
Cemex SAB de CV, 5.378%, 10/15/18 (a)(b)	6,000,000	6,150,000
Harris Corp., 4.25%, 10/1/16	3,000,000	3,018,183
Kansas City Southern, 1.334%, 10/28/16 (a)(b)	10,495,000	10,481,986
Penske Truck Leasing Co. Lp / PTL Finance Corp., 3.75%, 5/11/17 (a)	8,000,000	8,151,248
SBA Tower Trust:
5.101%, 4/17/17 (a)	7,005,000	7,027,650
2.933%, 12/15/42 (a)	1,851,000	1,854,226
Thermo Fisher Scientific, Inc., 1.30%, 2/1/17	11,448,000	11,456,518
		48,139,811

Technology - 2.7%
Apple, Inc., 1.784%, 2/23/21 (b)	5,000,000	5,130,875
HP Enterprise Co.:
2.394%, 10/5/17 (a)(b)	1,000,000	1,010,603
2.584%, 10/5/18 (a)(b)	1,000,000	1,013,784
Oracle Corp., 1.208%, 1/15/19 (b)	10,000,000	10,048,210
		17,203,472

Total Corporate Bonds (Cost $324,486,829)		325,352,670

FLOATING RATE LOANS (c) - 0.7%

Consumer, Cyclical - 0.6%
Albertson's LLC, 4.75%, 6/22/23 (b)	3,910,382	3,900,606

Consumer, Non-cyclical - 0.1%
SUPERVALU, Inc., 5.50%, 3/21/19 (b)	879,594	875,686

Total Floating Rate Loans (Cost $4,785,560)		4,776,292

See notes to Schedule of Investments

MUNICIPAL OBLIGATIONS - 2.6%

Delaware - 0.1%
County of Sussex DE Revenue Bonds, VRDN Series B, 0.85%, 11/1/27 (optional put, 7/7/16 @ 100) (b)(d)	800,000	800,000

District of Columbia - 0.4%
District of Columbia Revenue Bonds VRDN, 0.42%, 4/1/38 (optional put, 7/7/16 @ 100) (b)(d)	2,720,000	2,720,000

Maine - 0.6%
City of Old Town Maine Solid Waste Disposal Revenue Bonds VRDN, 0.60%, 12/1/24 (optional put, 7/7/16 @ 100) (b)(d)	3,800,000	3,800,000

Mississippi - 0.4%
Prentiss County Mississippi Industrial Development Revenue Bonds VRDN, 0.53%, 10/1/17 (optional put, 7/7/16 @ 100) (b)(d)	2,300,000	2,300,000

New York - 1.1%
Albany New York IDA Civic Facilities Revenue Bonds VRDN, 0.75%, 5/1/27 (optional put, 7/7/16 @ 100) (b)(d)	360,000	360,000
MMC Corp. Revenue Bonds, VRDN, 0.70%, 11/1/35 (optional put, 7/7/16 @ 100) (b)(d)	6,730,000	6,730,000
		7,090,000

Total Municipal Obligations (Cost $16,710,000)		16,710,000

TIME DEPOSIT - 5.3%
State Street Bank Time Deposit, 0.293%, 7/1/16	34,009,163	34,009,163

Total Time Deposit (Cost $34,009,163)		34,009,163

TOTAL INVESTMENTS (Cost $647,493,182) - 101.5%		646,942,337
Other assets and liabilities, net - (1.5%)		(9,672,889)
NET ASSETS - 100.0%		$637,269,448

See notes to Schedule of Investments

NOTES TO SCHEDULE OF INVESTMENTS
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $312,034,754, which represents 49.0% of the net assets of the Fund as of June 30, 2016.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on June 30, 2016.
(c) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at June 30, 2016. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(d) The date shown for securities represents the date when principal payments must be paid. Most securities have maturity shortening features that function as put options.

Abbreviations:
IDA:	Industrial Development Agency/Authority
LLC:	Limited Liability Corporation
LP:	Limited Partnership
Ltd.:	Limited
MTN:	Medium Term Note
VRDN:	Variable Rate Demand Notes

See notes to Schedule of Investments

CALVERT HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 4.6%

Asset-Backed - Automobile - 0.4%
Skopos Auto Receivables Trust, Series 2015-1A, Class B, 5.43%, 12/15/23 (a)	700,000	690,544

Asset-Backed - Other - 4.2%
Apidos CLO XXI, Series 2015-21A, Class D, 6.183%, 7/18/27 (a)(b)	400,000	327,981
CAM Mortgage LLC, Series 2015-1, Class M, 4.75%, 7/15/64 (a)(b)	2,000,000	1,964,801
Conn's Receivables Funding LLC:
Series 2016-A, Class A, 4.68%, 4/16/18 (a)	645,450	648,248
Series 2016-A, Class B, 8.96%, 8/15/18 (a)	1,000,000	1,006,187
Series 2015-A, Class B, 8.50%, 9/15/20 (a)	1,300,000	1,283,090
Consumer Credit Origination Loan Trust, Series 2015-1, Class B, 5.21%, 3/15/21 (a)	700,000	684,790
GCAT LLC, Series 2015-1, Class A2, 4.75%, 5/26/20 (a)(b)	498,943	475,126
Magnetite VI Ltd., Series 2012-6A, Class ER, 6.203%, 9/15/23 (a)(b)	500,000	451,692
		6,841,915

Total Asset-Backed Securities (Cost $7,667,056)		7,532,459

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 3.2%
Bellemeade Re Ltd., BMIR 2015-1A B1, 6.746%, 7/25/25 (a)(b)	700,000	702,910
Freddie Mac Structured Agency Credit Risk Debt Notes:
STACR 2015-HQ2 M3, 3.703%, 5/25/25 (b)	1,000,000	964,924
STACR 2015-HQ2 B, 8.403%, 5/25/25 (b)	1,592,691	1,590,693
STACR 2015-DNA2 B, 7.996%, 12/25/27 (b)	399,964	381,340
STACR 2015-HQA2 B, 10.953%, 5/25/28 (b)	1,600,000	1,554,735

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $5,238,325)		5,194,602

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.0%
EQTY INNS Mortgage Trust, Series 2014-INNS, Class F, 4.348%, 5/8/31 (a)(b)	400,000	370,711
Hilton USA Trust, Class EFX, 4.602%, 11/5/30 (a)(b)	2,850,000	2,867,903
Motel 6 Trust, Series 2015-MTL6, Class E, 5.279%, 2/5/30 (a)	700,000	685,570
ORES NPL LLC, Series 2014-LV3, Class B, 6.00%, 3/27/24 (a)	1,000,000	1,000,000

See notes to Schedule of Investments

Total Commercial Mortgage-Backed Securities (Cost $4,940,751)		4,924,184

CORPORATE BONDS - 73.5%

Basic Materials - 1.8%
Hexion, Inc.:
8.875%, 2/1/18	1,750,000	1,518,125
10.00%, 4/15/20	1,500,000	1,402,500
		2,920,625

Communications - 12.2%
Altice Financing S.A., 7.50%, 5/15/26 (a)	1,000,000	980,000
Cequel Communications Holdings I LLC / Cequel Capital Corp., 6.375%, 9/15/20 (a)	1,750,000	1,779,400
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (a)	1,500,000	1,537,500
Digicel Group Ltd., 8.25%, 9/30/20 (a)	1,000,000	835,000
DigitalGlobe, Inc., 5.25%, 2/1/21 (a)	1,250,000	1,162,500
Frontier Communications Corp., 10.50%, 9/15/22	3,000,000	3,174,375
iHeartCommunications, Inc., 10.00%, 1/15/18	2,500,000	1,287,500
Intelsat Luxembourg SA, 6.75%, 6/1/18 (c)	1,000,000	655,000
Sprint Capital Corp., 6.90%, 5/1/19	3,000,000	2,865,000
Sprint Communications, Inc.:
6.00%, 12/1/16	2,625,000	2,641,406
8.375%, 8/15/17	500,000	512,050
T-Mobile USA, Inc.:
6.542%, 4/28/20	750,000	773,438
6.125%, 1/15/22	1,500,000	1,573,125
		19,776,294

Consumer, Cyclical - 15.5%
American Airlines Group, Inc., 4.625%, 3/1/20 (a)	500,000	477,500
American Airlines Pass-Through Trust, 5.60%, 1/15/22 (a)	2,487,371	2,561,992
Best Buy Co., Inc., 5.50%, 3/15/21	2,000,000	2,130,000
Bon-Ton Department Stores, Inc. (The), 8.00%, 6/15/21	2,530,000	1,037,300
Carrols Restaurant Group, Inc., 8.00%, 5/1/22	1,800,000	1,939,500
Dollar Tree, Inc., 5.25%, 3/1/20 (a)	1,000,000	1,030,000
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	3,169,000	3,169,000
Gap, Inc. (The), 5.95%, 4/12/21 (c)	1,000,000	1,042,970
Group 1 Automotive, Inc., 5.25%, 12/15/23 (a)	1,250,000	1,228,125
JC Penney Corp, Inc., 8.125%, 10/1/19	2,610,000	2,700,541

See notes to Schedule of Investments

JC Penney Corp., Inc., 5.875%, 7/1/23 (a)	250,000	251,562
KB Home, 4.75%, 5/15/19	1,150,000	1,152,875
New Albertsons, Inc., 7.75%, 6/15/26	1,500,000	1,462,500
Serta Simmons Bedding LLC, 8.125%, 10/1/20 (a)	1,000,000	1,022,500
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23 (a)	1,000,000	990,000
TRI Pointe Group, Inc., 4.875%, 7/1/21	2,000,000	1,995,000
Virgin Australia Trust, 6.00%, 4/23/22 (a)	897,042	912,740
		25,104,105

Consumer, Non-cyclical - 12.7%
Beverages & More, Inc., 10.00%, 11/15/18 (a)	1,000,000	905,000
DPx Holdings BV, 7.50%, 2/1/22 (a)	750,000	770,625
Harland Clarke Holdings Corp., 9.75%, 8/1/18 (a)	2,750,000	2,791,250
HCA, Inc.:
3.75%, 3/15/19	2,000,000	2,070,000
6.50%, 2/15/20	500,000	553,125
JLL/Delta Dutch Pledgeco BV, PIK, 8.75%, 5/1/20 (a)	850,000	850,000
Kinetic Concepts, Inc., 10.50%, 11/1/18	2,620,000	2,606,900
Kraft Heinz Foods Co., 4.875%, 2/15/25 (a)	1,049,000	1,150,440
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (a)	1,804,000	1,952,830
LifePoint Health, Inc., 5.375%, 5/1/24 (a)	1,000,000	1,002,500
MEDNAX, Inc., 5.25%, 12/1/23 (a)	1,440,000	1,458,000
Prospect Medical Holdings, Inc., 8.375%, 5/1/19 (a)	1,000,000	1,040,000
SUPERVALU, Inc., 6.75%, 6/1/21	2,001,000	1,680,800
United Rentals North America, Inc., 5.875%, 9/15/26	1,750,000	1,736,875
		20,568,345

Energy - 3.8%
Enterprise Products Operating LLC, 7.034%, 1/15/18, floating rate thereafter to 1/15/68 (b)	1,470,000	1,549,371
Sabine Pass Liquefaction LLC, 6.25%, 3/15/22	1,591,000	1,634,753
Sabine Pass LNG LP, 7.50%, 11/30/16	1,350,000	1,375,650
US Shale Solutions, Inc.:
10.00%, 9/15/18 (a)(d)(e)	120,481	78,000
12.00%, 9/15/20 (a)(d)(e)	287,218	124,000
Williams Partners LP / ACMP Finance Corp., 4.875%, 3/15/24	1,500,000	1,438,692
		6,200,466

See notes to Schedule of Investments

Financial - 14.3%
Ally Financial, Inc.:
3.50%, 7/18/16	700,000	700,000
2.75%, 1/30/17	1,000,000	1,004,674
6.25%, 12/1/17	1,673,000	1,752,468
4.25%, 4/15/21	1,000,000	998,750
Bank of America Corp., 6.30%, 3/10/26 floating rate thereafter to 12/29/49 (b)	1,000,000	1,062,500
CIT Group, Inc.:
4.25%, 8/15/17	1,250,000	1,273,125
5.25%, 3/15/18	2,943,000	3,032,114
Citigroup, Inc., 6.25%, 8/15/26 floating rate thereafter to 12/29/49 (b)	1,000,000	1,027,500
Credit Acceptance Corp.:
6.125%, 2/15/21	800,000	762,000
7.375%, 3/15/23	1,500,000	1,440,000
Credit Agricole S.A., 8.125%, 12/23/25 floating rate thereafter to 12/29/49 (a)(b)	1,000,000	993,164
Genworth Holdings, Inc., 4.80%, 2/15/24	1,000,000	747,500
iStar, Inc.:
4.00%, 11/1/17	1,000,000	983,750
6.50%, 7/1/21	2,000,000	1,890,000
Navient Corp., MTN, 8.45%, 6/15/18	1,685,000	1,821,906
OneMain Financial Holdings LLC, 6.75%, 12/15/19 (a)	2,750,000	2,681,250
Realogy Group LLC / Realogy Co-Issuer Corp., 4.875%, 6/1/23 (a)	1,000,000	987,500
		23,158,201

Industrial - 9.5%
Advanced Disposal Services, Inc., 8.25%, 10/1/20	1,500,000	1,515,000
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is, 5.625%, 12/15/16 (a)	2,187,000	2,192,467
Cemex SAB de CV:
5.378%, 10/15/18 (a)(b)	1,000,000	1,025,000
6.50%, 12/10/19 (a)	2,000,000	2,132,500
Coveris Holding Corp., 10.00%, 6/1/18 (a)	2,080,000	2,080,000
Coveris Holdings SA, 7.875%, 11/1/19 (a)	2,000,000	1,942,500
Global Brass & Copper, Inc., 9.50%, 6/1/19	500,000	524,750
Plastipak Holdings, Inc., 6.50%, 10/1/21 (a)	1,000,000	1,020,000
TransDigm, Inc., 5.50%, 10/15/20	2,000,000	2,035,000
WESCO Distribution, Inc., 5.375%, 6/15/24 (a)	1,000,000	1,000,000
		15,467,217

See notes to Schedule of Investments

Technology - 2.4%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
5.875%, 6/15/21 (a)	1,000,000	1,019,772
7.125%, 6/15/24 (a)	500,000	522,211
First Data Corp., 7.00%, 12/1/23 (a)	1,500,000	1,518,750
NXP BV / NXP Funding LLC:
5.75%, 2/15/21 (a)	250,000	259,375
4.125%, 6/1/21 (a)	550,000	558,250
		3,878,358

Utilities - 1.3%
AmeriGas Partners LP / AmeriGas Finance Corp.:
5.625%, 5/20/24	100,000	100,750
5.875%, 8/20/26	100,000	100,250
Dynegy, Inc., 7.375%, 11/1/22	2,000,000	1,930,000
		2,131,000

Total Corporate Bonds (Cost $120,228,276)		119,204,611

FLOATING RATE LOANS (f) - 5.5%

Consumer, Cyclical - 5.5%
Albertson's LLC, 4.50%, 8/25/21 (b)	1,500,000	1,496,484
BJ's Wholesale Club, Inc., 4.50%, 9/26/19 (b)	1,569,567	1,553,872
Kraton Polymers LLC, 6.00%, 1/6/22 (b)	3,125,000	3,071,875
Varsity Brands, Inc., 5.00%, 12/11/21 (b)	2,724,244	2,711,304
		8,833,535

Total Floating Rate Loans (Cost $8,596,388)		8,833,535

	SHARES	VALUE ($)
COMMON STOCKS - 0.0%

Energy Equipment & Services - 0.0%
US Shale Solutions, LLC *(d)(e)	1,675	19,095

See notes to Schedule of Investments

Wireless Telecommunication Services - 0.0%
NII Holdings, Inc. *	12,113	38,519

Total Common Stocks (Cost $220,716)		57,614

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 10.9%
State Street Bank Time Deposit, 0.293%, 7/1/16	17,614,449	17,614,449

Total Time Deposit (Cost $17,614,449)		17,614,449

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%
State Street Institutional U.S. Government Money Market Fund, 0.25%	1,734,975	1,734,975

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $1,734,975)		1,734,975

TOTAL INVESTMENTS (Cost $166,240,936) - 101.8%		165,096,429
Other assets and liabilities, net - (1.8%)		(2,982,854)
NET ASSETS - 100.0%		$162,113,575

See notes to Schedule of Investments

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $59,983,756, which represents 37.0% of the net assets of the Fund as of June 30, 2016.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on June 30, 2016.
(c) Security, or portion of security, is on loan. Total value of securities on loan is $1,699,133.
(d) Total market value of restricted securities amounts to $221,095, which represents 0.1% of the net assets of the Fund as of June 30, 2016.
(e) This security was valued under the direction of the Board of Trustees. Total market value of fair valued securities amounts to $221,095, which represents 0.1% of the net assets of the Fund as of June 30, 2016.

(f) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at June 30, 2016. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

Abbreviations:
CLO:	Collateralized Loan Obligations
LLC:	Limited Liability Corporation
LP:	Limited Partnership
Ltd.:	Limited
MTN:	Medium Term Note

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
US Shale Solutions, Inc., 10.00%, 9/15/18	1/13/16	120,481
US Shale Solutions, Inc., 12.00%, 9/15/20	1/13/16	626,331
US Shale Solutions, LLC	1/13/16	32,965

See notes to Schedule of Investments

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Fund (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with five separate portfolios: Income, Short Duration Income, Long-Term Income, Ultra-Short Income, and High Yield Bond. Each series is registered as a non-diversified portfolio. The operations of each series are accounted for separately. The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946).

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. U.S. generally accepted accounting principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, sovereign government bonds, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, collateralized mortgage-backed obligations, commercial mortgage-backed securities, and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.
For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Common stock securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account and are categorized as Level 2 in the hierarchy.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee. Securities which were fair valued at June 30, 2016, if any, are identified on the Schedule of Investments.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following tables summarize the market value of the Funds' holdings as of June 30, 2016, based on the inputs used to value them:

INCOME	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset-Backed Securities	$—	$138,839,847	$—	$138,839,847
Collateralized Mortgage-Backed Obligations (Privately Originated)	—	11,901,341	—	11,901,341
Commercial Mortgage-Backed Securities	—	54,828,911	—	54,828,911
Corporate Bonds	—	345,286,027	—	345,286,027
Floating Rate Loans	—	13,520,824	34,781^	13,555,605
Sovereign Government Bonds	—	2,751,300	—	2,751,300
U.S. Government Agencies and Instrumentalities	—	83	—	83
U.S. Treasury Obligations	—	25,651,915	—	25,651,915
Common Stocks**	408,325	—	—	408,325
Time Deposit	—	33,582,822	—	33,582,822
Short Term Investment of Cash Collateral For Securities Loaned	1,024,100	—	—	1,024,100
TOTAL	$1,432,425	$626,363,070	$34,781^	$627,830,276
Futures Contracts***	$3,152,623	$—	$—	$3,152,623

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
*** The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
^ Level 3 securities represent 0.0% of net assets.

There were no transfers between levels during the period.

SHORT DURATION INCOME	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset-Backed Securities	$—	$351,365,942	$—	$351,365,942
Collateralized Mortgage-Backed Obligations (Privately Originated)	—	30,519,880	—	30,519,880
Commercial Mortgage-Backed Securities	—	124,979,681	—	124,979,681
Corporate Bonds	—	669,779,402	—	669,779,402
Floating Rate Loans	—	18,421,707	4,354^	18,426,061
Municipal Obligations	—	8,930,000	—	8,930,000
Sovereign Government Bonds	—	6,114,000	—	6,114,000
U.S. Government Agency Mortgage-Backed Securities	—	112,539	—	112,539
U.S. Treasury Obligations	—	78,550,536	—	78,550,536
Common Stocks**	665,262	—	—	665,262
Time Deposit	—	63,603,911	—	63,603,911
Short Term Investment of Cash Collateral For Securities Loaned	2,172,555	—	—	2,172,555
TOTAL	$2,837,817	$1,352,377,598	$4,354^	$1,355,219,769
Futures Contracts***	$1,059,647	$—	$—	$1,059,647

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
*** The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
^ Level 3 securities represent 0.0% of net assets.

There were no transfers between levels during the period.

LONG-TERM INCOME	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset-Backed Securities	$—	$9,191,779	$—	$9,191,779
Collateralized Mortgage-Backed Obligations (Privately Originated)	—	2,364,441	—	2,364,441
Commercial Mortgage-Backed Securities	—	3,553,219	—	3,553,219
Corporate Bonds	—	45,850,376	—	45,850,376
Floating Rate Loans	—	393,200	55^	393,255
Municipal Obligations	—	2,767,027	—	2,767,027
Sovereign Government Bonds	—	305,700	—	305,700
U.S. Treasury Obligations	—	15,494,400	—	15,494,400
Common Stocks**	38,519	—	—	38,519
Time Deposit	—	3,655,278	—	3,655,278
TOTAL	$38,519	$83,575,420	$55^	$83,613,994
Futures Contracts***	$357,472	$—	$—	$357,472

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
*** The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
^ Level 3 securities represent 0.0% of net assets.

There were no transfers between levels during the period.

ULTRA-SHORT INCOME	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset-Backed Securities	$—	$169,006,937	$—	$169,006,937
Collateralized Mortgage-Backed Obligations (Privately Originated)	—	26,031,328	—	26,031,328
Commercial Mortgage-Backed Securities	—	71,055,947	—	71,055,947
Corporate Bonds	—	325,352,670	—	325,352,670
Floating Rate Loans	—	4,776,292	—	4,776,292
Municipal Obligations	—	16,710,000	—	16,710,000
Time Deposit	—	34,009,163	—	34,009,163
TOTAL	$—	$646,942,337	$—	$646,942,337

* For a complete listing of investments, please refer to the Schedule of Investments.

There were no transfers between levels during the period.

HIGH YIELD BOND	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset-Backed Securities	$—	$7,532,459	$—	$7,532,459
Collateralized Mortgage-Backed Obligations (Privately Originated)	—	5,194,602	—	5,194,602
Commercial Mortgage-Backed Securities	—	4,924,184	—	4,924,184
Corporate Bonds	—	119,002,611	202,000^	119,204,611
Floating Rate Loans	—	8,833,535	—	8,833,535
Common Stocks**	38,519	—	19,095^	57,614
Time Deposit	—	17,614,449	—	17,614,449
Short Term Investment of Cash Collateral For Securities Loaned	1,734,975	—	—	1,734,975
TOTAL	$1,773,494	$163,101,840	$221,095^	$165,096,429

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
^ Level 3 securities represent 0.1% of net assets.

There were no transfers between levels during the period.

Loan Participations and Assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.
Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, futures contracts based on U.S. government obligations. The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives and may use futures contracts to hedge against changes in interest rates. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
During the period, the Fund used U.S. Treasury futures contracts to hedge against interest rate changes and to manage overall duration of the Fund. The Fund's futures contracts at period end are presented in the Schedules of Investments.

The volume of outstanding contracts has varied throughout the period with an average number of contracts as in the following table:

	Average Number of Contracts *
	Long	Short
Calvert Income Fund	354	(72)
Calvert Short Duration Income Fund	746	(59)
Calvert Long-Term Income Fund	53	(29)

* Averages are based on activity levels during the period ended June 30, 2016.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedules of Investments.

Short Sales: The Fund may use a hedging technique that involves short sales of U.S. Treasury securities for the purpose of managing the duration of the Fund. Any short sales are covered with an equivalent amount of high-quality, liquid securities.

Security Transactions: Security transactions are accounted for on trade date.

Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE B —TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at June 30, 2016.

	INCOME	SHORT DURATION INCOME	LONG-TERM INCOME	ULTRA-SHORT INCOME	HIGH YIELD BOND
Unrealized appreciation	$20,648,545	$15,796,098	$3,694,393	$1,733,620	$2,643,729
Unrealized (depreciation)	(10,312,069)	(9,160,979)	(666,080)	(2,284,465)	(4,356,791)
Net unrealized appreciation (depreciation)	$10,336,476	$6,635,119	$3,028,313	($550,845)	($1,713,062)

Federal income tax cost of investments	$617,493,800	$1,348,584,650	$80,585,681	$647,493,182	$166,809,491

NOTE C — SECURITIES LENDING

To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement (“Lending Agreement”) with State Street Bank, the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered to be illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value on the international securities loaned (if applicable). Cash collateral is generally invested in State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”) that is managed by an affiliate of the custodian. The U.S. Government Fund is a registered money market fund that invests in a variety of high-quality, U.S. dollar-denominated instruments. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.

Item 2. Controls and Procedures.
(a)    The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
Filed herewith.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CALVERT FUND
By:    /s/ John H. Streur
    John H. Streur
    President -- Principal Executive Officer
Date:    August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Streur
    John H. Streur
    President -- Principal Executive Officer
Date:    August 22, 2016

/s/ Vicki L. Benjamin
    Vicki L. Benjamin
    Treasurer-- Principal Financial Officer
Date:    August 22, 2016